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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-08257
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                          GE INSTITUTIONAL FUNDS
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                                U.S. EQUITY FUND

            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                             NUMBER OF
                                              SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCK - 94.1%

CONSUMER DISCRETIONARY - 12.1%
Carnival Corp.                                  78,930       $4,548,736
Comcast Corp. (Class A)                          7,792          259,318 (a)
Comcast Corp. (Class A) (Special)              224,617        7,376,422 (a)
eBay Inc.                                        8,328          968,380 (a)
Family Dollar Stores Inc.                       38,378        1,198,545
Harley-Davidson Inc.                             7,966          483,935
Home Depot Inc.                                 95,585        4,085,303
Liberty Media Corp. (Series A)                 760,551        8,350,850 (a)
Liberty Media International Inc.
   (Series A)                                   37,303        1,724,518 (a)
Lowe's Cos. Inc.                                64,513        3,715,304
News Corp. (Class A)                            72,412        1,351,208
Omnicom Group                                   30,594        2,579,686
Target Corp.                                   134,868        7,003,695
Time Warner Inc.                               172,270        3,348,929 (a)
Tribune Co.                                     43,448        1,830,899
Viacom Inc. (Class B)                          130,937        4,764,797
                                                             53,590,525

CONSUMER STAPLES - 9.6%
Altria Group Inc.                                5,851          357,496
Anheuser-Busch Cos. Inc.                        51,413        2,608,182
Avon Products Inc.                               9,776          378,331
Clorox Co.                                      91,168        5,372,530
Colgate-Palmolive Co.                           91,239        4,667,787
HJ Heinz Co.                                    24,113          940,166
Kellogg Co.                                     53,824        2,403,780
Kimberly-Clark Corp.                            75,309        4,956,085
PepsiCo Inc.                                   192,400       10,043,280
Procter & Gamble Co.                            60,646        3,340,382
Sara Lee Corp.                                  97,757        2,359,854
Wal-Mart Stores Inc.                            94,817        5,008,234
                                                             42,436,107

ENERGY  - 7.5%
Burlington Resources Inc.                      112,364        4,887,834
ConocoPhillips Co.                              23,897        2,074,976
EnCana Corp.                                    32,948        1,880,013
Exxon Mobil Corp.                              323,910       16,603,627
Nabors Industries Ltd.                          32,810        1,682,825 (a)
Occidental Petroleum Corp.                       8,327          485,964
Schlumberger Ltd.                               81,921        5,484,611
                                                             33,099,850

FINANCIALS - 19.7%
AFLAC Inc.                                      24,620          980,861
Allstate Corp.                                  87,185        4,509,208
American International Group Inc.              153,008       10,048,035 (h)
Bank of America Corp.                          227,594       10,694,642
Berkshire Hathaway Inc. (Class B)                  735        2,157,960 (a)
Chubb Corp.                                     16,148        1,241,781
Citigroup Inc.                                 305,799       14,733,396 (h)
Federal Home Loan Mortgage Corp.                23,139        1,705,344
Federal National Mortgage Assoc.               107,149        7,630,080
Hartford Financial Services Group Inc.          19,552        1,355,149
HCC Insurance Holdings Inc.                     19,392          642,263
JP Morgan Chase & Co.                           75,244        2,935,268
Marsh & McLennan Cos. Inc.                      14,372          472,839
MBNA Corp.                                      62,999        1,775,942
Mellon Financial Corp.                          99,350        3,090,779
Merrill Lynch & Co. Inc.                        32,948        1,969,302
Morgan Stanley                                  79,654        4,422,390
Principal Financial Group                       45,991        1,882,871
Prudential Financial Inc.                       27,155        1,492,439
SLM Corp.                                       10,863          579,976
State Street Corp.                             152,190        7,475,573 (e)
US Bancorp                                      38,017        1,190,692
Wachovia Corp.                                  39,472        2,076,227
Wells Fargo & Co.                               38,561        2,396,566
                                                             87,459,583

HEALTHCARE  12.4%
Abbott Laboratories                            206,252        9,621,656
Amgen Inc.                                      21,941        1,407,515 (a)
Cardinal Health Inc.                            21,362        1,242,200
DENTSPLY International Inc.                      7,966          447,689
GlaxoSmithKline PLC. ADR                        52,498        2,487,880
HCA Inc.                                        38,016        1,519,119
Johnson & Johnson                              136,515        8,657,781
Lincare Holdings Inc.                           74,224        3,165,654 (a)
Medtronic Inc.                                  13,034          647,399
Merck & Co. Inc.                                39,827        1,280,040
Pfizer Inc.                                    537,384       14,450,256
Smith & Nephew PLC. ADR                          6,495          336,181 (j)
UnitedHealth Group Inc.                         38,683        3,405,265
Wyeth                                          150,198        6,396,933
                                                             55,065,568

INDUSTRIALS - 8.3%
Burlington Northern Santa Fe Corp.              47,430        2,243,913
Corinthian Colleges Inc.                        17,871          336,779
Danaher Corp.                                   16,076          922,923 (a,j)
Deere & Co.                                     44,172        3,286,397
Dover Corp.                                    103,550        4,342,887
Eaton Corp.                                     29,110        2,106,400
Emerson Electric Co.                            12,998          911,160
General Dynamics Corp.                          16,475        1,723,285
Northrop Grumman Corp.                          64,266        3,493,500
Paccar Inc.                                     10,572          850,835
Pitney Bowes Inc.                                6,988          323,405
Southwest Airlines Co.                          83,275        1,355,717
3M Co.                                          15,026        1,233,184
Tyco International Ltd.                        175,071        6,257,037
Union Pacific Corp.                             17,379        1,168,738
United Technologies Corp.                       39,038        4,034,577
Waste Management Inc.                           74,947        2,243,913
                                                             36,834,650

INFORMATION TECHNOLOGY - 15.6%
Analog Devices Inc.                             86,280        3,185,458
Applied Materials Inc.                         107,171        1,832,624 (a)
Automatic Data Processing Inc.                  57,177        2,535,800
BMC Software Inc.                               42,231          785,497 (a,j)
Certegy Inc.                                    44,171        1,569,396
Checkfree Corp.                                 13,386          509,739 (a,j)
Cisco Systems Inc.                             271,309        5,236,264 (a)
Dell Inc.                                      111,588        4,702,318 (a)
EMC Corp.                                       78,075        1,160,975 (a)
First Data Corp.                               227,180        9,664,237
Intel Corp.                                    202,098        4,727,072
International Business Machines Corp.           64,686        6,376,746
Intuit Inc.                                     62,999        2,772,586 (a)
Microsoft Corp.                                517,389       13,819,460
Molex Inc. (Class A)                           115,658        3,082,286 (j)
Oracle Corp.                                   363,824        4,991,665 (a)
Paychex Inc.                                    11,369          387,455
Unisys Corp.                                   110,451        1,124,391 (a)
Yahoo! Inc.                                     24,693          930,432 (a)
                                                             69,394,401

MATERIALS - 3.3%
Alcoa Inc.                                      49,378        1,551,457
Barrick Gold Corp.                              48,154        1,166,290 (j)
Freeport-McMoRan Copper & Gold Inc.
   (Class B)                                    34,396        1,314,959 (j)
Monsanto Co.                                    20,638        1,146,441
Neenah Paper Inc.                                  212            6,911 (a)
Newmont Mining Corp.                            54,280        2,410,575
Praxair Inc.                                    71,000        3,134,650
Rohm & Haas Co.                                 34,396        1,521,335
Weyerhaeuser Co.                                36,207        2,433,834 (j)
                                                             14,686,452

TELECOMMUNICATION SERVICES - 3.2%
Sprint Corp.                                    98,409        2,445,464 (j)
Verizon Communications Inc.                     72,413        2,933,451
Vodafone Group PLC. ADR                        314,424        8,608,929 (j)
                                                             13,987,844

UTILITIES - 2.4%
Dominion Resources Inc.                         52,499        3,556,282
Entergy Corp.                                   42,289        2,858,313
Exelon Corp.                                    25,345        1,116,954
PG&E Corp.                                      76,395        2,542,426 (a,j)
PPL Corp.                                       10,862          578,727
                                                             10,652,702

TOTAL COMMON STOCK
(COST $ 368,740,773)                                        417,207,682

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.3%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund               98,046        2,993,344
Industrial Select Sector SPDR Fund             382,376       11,880,422

TOTAL EXCHANGE TRADED FUNDS
(COST $12,942,821)                                           14,873,766

TOTAL INVESTMENTS IN SECURITIES
(COST $381,683,594)                                         432,081,448

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.4%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund               1,640,788       11,640,788 (l)
State Street Navigator Securities
   Lending Prime Portfolio                  12,489,237       12,489,237 (e,m)

TOTAL SHORT-TERM INVESTMENTS
(COST $ 24,130,025)                                          24,130,025

LIABILITIES IN EXCESS OF
   OTHER ASSETS, NET (2.8)%                                 (12,217,222)

                                                     ------------------
TOTAL NET ASSET - 100.0%                                   $443,994,251
                                                     ==================

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OTHER INFORMATION
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The U.S. Equity Fund had the following long future
contracts open at December 31, 2004:
                                                                      CURRENT
                       EXPIRATION      NUMBER OF      NOTIONAL     UNREALIZED
DESCRIPTION               DATE        CONTRACTS        VALUE      DEPRECIATION
-------------------------------------------------------------------------------
S&P 500 Index Futures  March 2005         7          $2,123,975        $(5,250)

                     GE INSTITUTIONAL S & P 500 INDEX FUND

            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 97.2%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.6%
Autonation Inc.                                   2,200            $42,262 (a)
Autozone Inc.                                       700             63,917 (a)
Bed Bath & Beyond Inc.                            2,600            103,558 (a)
Best Buy Co. Inc.                                 2,800            166,376
Big Lots Inc.                                     1,100             13,343 (a)
Black & Decker Corp.                                700             61,831
Brunswick Corp.                                     800             39,600
Carnival Corp.                                    5,500            316,965
Centex Corp.                                      1,100             65,538
Circuit City Stores Inc.                          1,600             25,024
Clear Channel Communications Inc.                 4,900            164,101
Coach Inc.                                        1,600             90,240 (a)
Comcast Corp. (Class A)                          19,159            637,612 (a)
Cooper Tire & Rubber Co.                            700             15,085
Dana Corp.                                        1,300             22,529
Darden Restaurants Inc.                           1,350             37,449
Delphi Corp.                                      4,718             42,556
Dillard's Inc. (Class A)                            700             18,809
Dollar General Corp.                              2,841             59,008
Dow Jones & Co. Inc.                                700             30,142
Eastman Kodak Co.                                 2,400             77,400
eBay Inc.                                         5,700            662,796 (a)
Family Dollar Stores Inc.                         1,400             43,722
Federated Department Stores                       1,500             86,685
Ford Motor Co.                                   15,777            230,975
Fortune Brands Inc.                               1,300            100,334
Gannett Co. Inc.                                  2,200            179,740
Gap Inc.                                          7,662            161,821
General Motors Corp.                              4,812            192,769
Genuine Parts Co.                                 1,500             66,090
Goodyear Tire & Rubber Co.                        1,600             23,456 (a)
Harley-Davidson Inc.                              2,500            151,875
Harrah's Entertainment Inc.                       1,000             66,890
Hasbro Inc.                                       1,550             30,039
Hilton Hotels Corp.                               3,200             72,768
Home Depot Inc.                                  18,900            807,786
International Game Technology                     2,900             99,702
Interpublic Group of Cos. Inc.                    3,500             46,900 (a)
JC Penney Co. Inc.                                2,500            103,500
Johnson Controls Inc.                             1,600            101,504
Jones Apparel Group Inc.                          1,100             40,227
KB Home                                             400             41,760
Knight-Ridder Inc.                                  700             46,858
Kohl's Corp.                                      2,900            142,593 (a)
Leggett & Platt Inc.                              1,600             45,488
Limited Brands                                    3,626             83,471
Liz Claiborne Inc.                                  900             37,989
Lowe's Cos. Inc.                                  6,700            385,853
Marriott International Inc.
  (Class A)                                       1,900            119,662
Mattel Inc.                                       3,500             68,215
May Department Stores Co.                         2,600             76,440
Maytag Corp.                                        600             12,660
McDonald's Corp.                                 10,900            349,454
McGraw-Hill Cos. Inc.                             1,700            155,618
Meredith Corp.                                      400             21,680
New York Times Co. (Class A)                      1,200             48,960
Newell Rubbermaid Inc.                            2,315             56,000
News Corp. (Class A)                             22,600            421,716
Nike Inc. (Class B)                               2,300            208,587
Nordstrom Inc.                                    1,200             56,076
Office Depot Inc.                                 2,600             45,136 (a)
OfficeMax Inc.                                      900             28,242
Omnicom Group                                     1,600            134,912
Pulte Homes Inc.                                  1,100             70,180
RadioShack Corp.                                  1,400             46,032
Reebok International Ltd.                           500             22,000
Sears Roebuck and Co.                             1,800             91,854
Sherwin-Williams Co.                              1,200             53,556
Snap-On Inc.                                        500             17,180
Stanley Works                                       700             34,293
Staples Inc.                                      4,300            144,953
Starbucks Corp.                                   3,500            218,260 (a)
Starwood Hotels & Resorts Worldwide Inc.
  (Class B)                                       1,800            105,120
Target Corp.                                      7,700            399,861
The Walt Disney Co.                              17,700            492,060
Tiffany & Co.                                     1,200             38,364
Time Warner Inc.                                 39,450            766,908 (a,h)
TJX Cos. Inc.                                     4,200            105,546
Toys R US Inc.                                    1,800             36,846 (a)
Tribune Co.                                       2,682            113,020
Univision Communications Inc.
  (Class A)                                      2,700             79,029 (a)
VF Corp.                                          1,000             55,380
Viacom Inc. (Class B)                            14,700            534,933
Visteon Corp.                                     1,189             11,617
Wendy's International Inc.                        1,000             39,260
Whirlpool Corp.                                     600             41,526
Yum! Brands Inc.                                  2,500            117,950
                                                                11,586,022

CONSUMER STAPLES - 10.1%
Adolph Coors Co. (Class B)                          300             22,701
Alberto-Culver Co.                                  750             36,428
Albertson's Inc.                                  3,241             77,395
Altria Group Inc.                                17,700          1,081,470 (h)
Anheuser-Busch Cos. Inc.                          6,800            344,964
Archer-Daniels-Midland Co.                        5,708            127,346
Avon Products Inc.                                4,100            158,670
Brown-Forman Corp. (Class B)                      1,000             48,680
Campbell Soup Co.                                 3,600            107,604
Clorox Co.                                        1,300             76,609
Coca-Cola Enterprises Inc.                        4,000             83,400
Colgate-Palmolive Co.                             4,600            235,336
ConAgra Foods Inc.                                4,500            132,525
Costco Wholesale Corp.                            4,000            193,640
CVS Corp.                                         3,400            153,238
General Mills Inc.                                3,100            154,101
Gillette Co.                                      8,600            385,108
Hershey Foods Corp.                               2,100            116,634
HJ Heinz Co.                                      3,000            116,970
Kellogg Co.                                       3,500            156,310
Kimberly-Clark Corp.                              4,200            276,402
Kroger Co.                                        6,200            108,748 (a)
McCormick & Co. Inc.                              1,200             46,320
Pepsi Bottling Group Inc.                         2,200             59,488
PepsiCo Inc.                                     14,510            757,422
Procter & Gamble Co.                             21,900          1,206,252
Reynolds American Inc.                            1,300            102,180
Safeway Inc.                                      4,000             78,960 (a)
Sara Lee Corp.                                    6,806            164,297
Supervalu Inc.                                    1,100             37,972
Sysco Corp.                                       5,600            213,752
The Coca-Cola Co.                                20,900            870,067 (h)
UST Inc.                                          1,400             67,354
Walgreen Co.                                      8,900            341,493
Wal-Mart Stores Inc.                             36,500          1,927,930
WM Wrigley Jr. Co.                                1,900            131,461
                                                                10,199,227

ENERGY - 7.0%
Amerada Hess Corp.                                  800             65,904
Anadarko Petroleum Corp.                          2,137            138,499
Apache Corp.                                      2,812            142,203
Ashland Inc.                                        600             35,028
Baker Hughes Inc.                                 2,870            122,463
BJ Services Co.                                   1,400             65,156
Burlington Resources Inc.                         3,400            147,900
ChevronTexaco Corp.                              18,250            958,308
ConocoPhillips Co.                                5,932            515,076
Devon Energy Corp.                                4,128            160,662
El Paso Corp.                                     5,583             58,063
EOG Resources Inc.                                1,000             71,360
Exxon Mobil Corp.                                55,616          2,850,876 (h)
Halliburton Co.                                   3,800            149,112
Kerr-McGee Corp.                                  1,300             75,127
Kinder Morgan Inc.                                1,100             80,443
Marathon Oil Corp.                                3,000            112,830
Nabors Industries Ltd.                            1,300             66,677 (a)
Noble Corp.                                       1,200             59,688 (a)
Occidental Petroleum Corp.                        3,400            198,424
Rowan Cos. Inc.                                     900             23,310 (a)
Schlumberger Ltd.                                 5,100            341,445
Sunoco Inc.                                         600             49,026
Transocean Inc.                                   2,751            116,615 (a)
Unocal Corp.                                      2,300             99,452
Valero Energy Corp.                               2,200             99,880
Williams Cos. Inc.                                4,900             79,821
XTO Energy Inc.                                   2,200             77,836
                                                                 6,961,184

FINANCIALS - 20.1%
ACE Ltd.                                          2,400            102,600
AFLAC Inc.                                        4,300            171,312
Allstate Corp.                                    5,900            305,148
AMBAC Financial Group Inc.                          950             78,024
American Express Co.                             10,800            608,796 (h)
American International Group Inc.                22,438          1,473,503 (h)
AmSouth Bancorp                                   3,000             77,700
Aon Corp.                                         2,800             66,808
Apartment Investment & Management Co.
  (Class A) (REIT)                                  800             30,832
Archstone-Smith Trust (REIT)                      1,700             65,110
Bank of America Corp.                            34,758          1,633,278 (h)
Bank of New York Co. Inc.                         6,700            223,914
BB&T Corp.                                        4,800            201,840
Bear Stearns Cos. Inc.                              920             94,125
Capital One Financial Corp.                       2,100            176,841
Charles Schwab Corp.                             11,500            137,540
Chubb Corp.                                       1,700            130,730
Cincinnati Financial Corp.                        1,465             64,841
CIT Group Inc.                                    1,800             82,476
Citigroup Inc.                                   44,813          2,159,090
Comerica Inc.                                     1,450             88,479
Compass Bancshares Inc.                           1,000             48,670
Countrywide Financial Corp.                       5,098            188,677
E*TRADE FINANCIAL Corp.                           3,300             49,335 (a)
Equity Office Properties Trust (REIT)             3,500            101,920
Equity Residential (REIT)                         2,400             86,832
Federal Home Loan Mortgage Corp.                  6,000            442,200
Federal National Mortgage Assoc.                  8,400            598,164
Federated Investors Inc. (Class B)                  900             27,360
Fifth Third Bancorp                               4,919            232,570
First Horizon National Corp.                      1,000             43,110
Franklin Resources Inc.                           2,200            153,230
Golden West Financial Corp.                       2,600            159,692
Goldman Sachs Group Inc.                          4,200            436,968
Hartford Financial Services Group Inc.            2,500            173,275
Huntington Bancshares Inc.                        1,878             46,537
Janus Capital Group Inc.                          2,000             33,620
Jefferson-Pilot Corp.                             1,150             59,754
JP Morgan Chase & Co.                            30,680          1,196,827
Keycorp                                           3,500            118,650
Lehman Brothers Holdings Inc.                     2,300            201,204
Lincoln National Corp.                            1,500             70,020
Loews Corp.                                       1,600            112,480
M&T Bank Corp.                                    1,000            107,840
Marsh & McLennan Cos. Inc.                        4,600            151,340
Marshall & Ilsley Corp.                           1,900             83,980
MBIA Inc.                                         1,200             75,936
MBNA Corp.                                       11,075            312,204
Mellon Financial Corp.                            3,600            111,996
Merrill Lynch & Co. Inc.                          8,000            478,160
Metlife Inc.                                      6,400            259,264
MGIC Investment Corp.                               800             55,128
Moody's Corp.                                     1,300            112,905
Morgan Stanley                                    9,500            527,440
National City Corp.                               5,900            221,545
North Fork Bancorporation Inc.                    4,050            116,843
Northern Trust Corp.                              1,900             92,302
Plum Creek Timber Co. Inc. (REIT)                 1,600             61,504
PNC Financial Services Group Inc.                 2,400            137,856
Principal Financial Group                         2,600            106,444
Progressive Corp.                                 1,700            144,228
Prologis (REIT)                                   1,600             69,328
Providian Financial Corp.                         2,400             39,528 (a)
Prudential Financial Inc.                         4,400            241,824
Regions Financial Corp.                           4,122            146,702
Safeco Corp.                                      1,100             57,464
Simon Property Group Inc. (REIT)                  1,900            122,873
SLM Corp.                                         3,700            197,543
Sovereign Bancorp Inc.                            3,000             67,650
State Street Corp.                                2,900            142,448 (e)
SunTrust Banks Inc.                               3,200            236,416
Synovus Financial Corp.                           2,700             77,166
T Rowe Price Group Inc.                           1,100             68,420
The St. Paul Travelers Cos. Inc.                  5,776            214,116
Torchmark Corp.                                     900             51,426
UnumProvident Corp.                               2,446             43,881
US Bancorp                                       16,106            504,440
Wachovia Corp.                                   13,802            725,985
Washington Mutual Inc.                            7,533            318,495
Wells Fargo & Co.                                14,600            907,390
XL Capital Ltd.                                   1,200             93,180
Zions Bancorp                                       800             54,424
                                                                20,091,696

HEALTH CARE - 12.3%
Abbott Laboratories                              13,400            625,110 (h)
Aetna Inc.                                        1,300            162,175
Allergan Inc.                                     1,100             89,177
AmerisourceBergen Corp.                             922             54,103
Amgen Inc.                                       10,976            704,110 (a)
Applera Corp. - Applied Biosystems Group          1,700             35,547
Bausch & Lomb Inc.                                  500             32,230
Baxter International Inc.                         5,300            183,062
Becton Dickinson & Co.                            2,200            124,960
Biogen Idec Inc.                                  2,895            192,836 (a)
Biomet Inc.                                       2,225             96,543
Boston Scientific Corp.                           7,200            255,960 (a)
Bristol-Myers Squibb Co.                         16,800            430,416
Cardinal Health Inc.                              3,675            213,701
Caremark Rx Inc.                                  3,880            152,988 (a)
Chiron Corp.                                      1,600             53,328 (a)
Cigna Corp.                                       1,200             97,884
CR Bard Inc.                                        900             57,582
Eli Lilly & Co.                                   9,800            556,150 (h)
Express Scripts Inc.                                700             53,508 (a)
Fisher Scientific International                   1,000             62,380 (a)
Forest Laboratories Inc.                          3,200            143,552 (a)
Genzyme Corp.                                     2,200            127,754 (a)
Gilead Sciences Inc.                              3,700            129,463 (a)
Guidant Corp.                                     2,800            201,880
HCA Inc.                                          3,700            147,852
Health Management Associates Inc.
  (Class A)                                       2,000             45,440
Hospira Inc.                                      1,300             43,550 (a)
Humana Inc.                                       1,300             38,597 (a)
IMS Health Inc.                                   1,988             46,141
Johnson & Johnson                                25,568          1,621,523 (h)
King Pharmaceuticals Inc.                         1,966             24,378 (a)
Laboratory Corp. of America Holdings              1,200             59,784 (a)
Manor Care Inc.                                     700             24,801
McKesson Corp.                                    2,444             76,888
Medco Health Solutions Inc.                       2,294             95,430 (a)
Medimmune Inc.                                    2,100             56,931 (a)
Medtronic Inc.                                   10,400            516,568
Merck & Co. Inc.                                 19,100            613,874
Millipore Corp.                                     400             19,924 (a)
Mylan Laboratories                                2,200             38,896
PerkinElmer Inc.                                  1,100             24,739
Pfizer Inc.                                      64,969          1,747,016 (h)
Quest Diagnostics                                   900             85,995
Schering-Plough Corp.                            12,800            267,264
St. Jude Medical Inc.                             3,100            129,983 (a)
Stryker Corp.                                     3,500            168,875
Tenet Healthcare Corp.                            3,900             42,822 (a)
Thermo Electron Corp.                             1,400             42,266 (a)
UnitedHealth Group Inc.                           5,600            492,968
Waters Corp.                                      1,000             46,790 (a)
Watson Pharmaceuticals Inc.                         900             29,529 (a)
WellPoint Inc.                                    2,600            299,000 (a)
Wyeth                                            11,500            489,785 (h)
Zimmer Holdings Inc.                              2,090            167,451 (a)
                                                                12,341,459

INDUSTRIALS - 11.5%
Allied Waste Industries Inc.                      2,600             24,128 (a)
American Power Conversion Corp.                   1,600             34,240
American Standard Cos. Inc.                       1,800             74,376 (a)
Apollo Group Inc. (Class A)                       1,600            129,136 (a)
Avery Dennison Corp.                              1,000             59,970
Boeing Co.                                        7,200            372,744
Burlington Northern Santa Fe Corp.                3,200            151,392
Caterpillar Inc.                                  3,000            292,530
Cendant Corp.                                     9,038            211,308
Cintas Corp.                                      1,500             65,790
Cooper Industries Ltd.                              800             54,312
CSX Corp.                                         1,800             72,144
Cummins Inc.                                        400             33,516
Danaher Corp.                                     2,700            155,007
Deere & Co.                                       2,100            156,240
Delta Air Lines Inc.                              1,200              8,976 (a)
Dover Corp.                                       1,700             71,298
Eaton Corp.                                       1,300             94,068
Emerson Electric Co.                              3,600            252,360
Equifax Inc.                                      1,100             30,910
FedEx Corp.                                       2,600            256,074
Fluor Corp.                                         700             38,157
General Dynamics Corp.                            1,700            177,820
General Electric Co.                             91,200          3,328,800 (o,h)
Goodrich Corp.                                    1,000             32,640
H&R Block Inc.                                    1,400             68,600
Honeywell International Inc.                      7,450            263,805
Illinois Tool Works Inc.                          2,600            240,968
Ingersoll-Rand Co. (Class A)                      1,500            120,450
ITT Industries Inc.                                 800             67,560
L-3 Communications Holdings Inc.                  1,000             73,240
Lockheed Martin Corp.                             3,800            211,090
Masco Corp.                                       3,900            142,467
Monster Worldwide Inc.                            1,100             37,004 (a)
Navistar International Corp.                        600             26,388 (a)
Norfolk Southern Corp.                            3,400            123,046
Northrop Grumman Corp.                            3,184            173,082
Paccar Inc.                                       1,500            120,720
Pall Corp.                                        1,000             28,950
Parker Hannifin Corp.                             1,000             75,740
Pitney Bowes Inc.                                 2,000             92,560
Power-One Inc.                                      800              7,136 (a)
Raytheon Co.                                      3,900            151,437
Robert Half International Inc.                    1,400             41,202
Rockwell Automation Inc.                          1,600             79,280
Rockwell Collins Inc.                             1,500             59,160
RR Donnelley & Sons Co.                           1,900             67,051
Ryder System Inc.                                   600             28,662
Southwest Airlines Co.                            6,750            109,890
Textron Inc.                                      1,200             88,560
3M Co.                                            6,700            549,869
Tyco International Ltd.                          17,366            620,661
Union Pacific Corp.                               2,200            147,950
United Parcel Service Inc.
  (Class B)                                       9,700            828,962
United Technologies Corp.                         4,400            454,740
Waste Management Inc.                             4,870            145,808
WW Grainger Inc.                                    800             53,296
                                                                11,477,270

INFORMATION TECHNOLOGY - 15.6%
ADC Telecommunications Inc.                       6,200             16,616 (a)
Adobe Systems Inc.                                2,100            131,754
Advanced Micro Devices Inc.                       3,400             74,868 (a)
Affiliated Computer Services Inc.
  (Class A)                                       1,100             66,209 (a)
Agilent Technologies Inc.                         4,095             98,690 (a)
Altera Corp.                                      3,200             66,240 (a)
Analog Devices Inc.                               3,200            118,144
Andrew Corp.                                      1,200             16,356 (a)
Apple Computer Inc.                               3,500            225,400 (a)
Applied Materials Inc.                           14,500            247,950 (a)
Applied Micro Circuits Corp.                      2,800             11,788 (a)
Autodesk Inc.                                     2,000             75,900
Automatic Data Processing Inc.                    5,000            221,750
Avaya Inc.                                        3,840             66,048 (a)
BMC Software Inc.                                 1,900             35,340 (a)
Broadcom Corp. (Class A)                          2,800             90,384 (a)
Ciena Corp.                                       5,300             17,702 (a)
Cisco Systems Inc.                               56,700          1,094,310 (a,h)
Citrix Systems Inc.                               1,400             34,342 (a)
Computer Associates International Inc.            5,050            156,853
Computer Sciences Corp.                           1,600             90,192 (a)
Compuware Corp.                                   2,900             18,763 (a)
Comverse Technology Inc.                          1,600             39,120 (a)
Convergys Corp.                                   1,200             17,988 (a)
Corning Inc.                                     12,000            141,240 (a)
Dell Inc.                                        21,400            901,796 (a)
Electronic Arts Inc.                              2,600            160,368 (a)
Electronic Data Systems Corp.                     4,400            101,640
EMC Corp.                                        20,862            310,218 (a)
First Data Corp.                                  7,150            304,161
Fiserv Inc.                                       1,700             68,323 (a)
Freescale Semiconductor Inc.
  (Class B)                                       3,326             61,065 (a)
Gateway Inc.                                      3,000             18,030 (a)
Hewlett-Packard Co.                              26,028            545,807
Intel Corp.                                      54,400          1,272,416 (h)
International Business Machines Corp.            14,400          1,419,552 (h)
Intuit Inc.                                       1,600             70,416 (a)
Jabil Circuit Inc.                                1,700             43,486 (a)
JDS Uniphase Corp.                               12,000             38,040 (a)
KLA-Tencor Corp.                                  1,700             79,186 (a)
Lexmark International Inc. (Class A)              1,100             93,500 (a)
Linear Technology Corp.                           2,600            100,776
LSI Logic Corp.                                   3,100             16,988 (a)
Lucent Technologies Inc.                         38,790            145,850 (a,h)
Maxim Integrated Products Inc.                    2,800            118,692
Mercury Interactive Corp.                           700             31,885 (a)
Micron Technology Inc.                            5,100             62,985 (a)
Microsoft Corp.                                  93,800          2,505,398 (h)
Molex Inc.                                        1,550             46,500
Motorola Inc.                                    21,061            362,249
National Semiconductor Corp.                      3,000             53,850
NCR Corp.                                           800             55,384 (a)
Network Appliance Inc.                            3,100            102,982 (a)
Novell Inc.                                       3,200             21,600 (a)
Novellus Systems Inc.                             1,300             36,257 (a)
Nvidia Corp.                                      1,500             35,340 (a)
Oracle Corp.                                     44,300            607,796 (a)
Parametric Technology Corp.                       2,500             14,725 (a)
Paychex Inc.                                      3,200            109,056
PMC - Sierra Inc.                                 1,500             16,875 (a)
QLogic Corp.                                        800             29,384 (a)
Qualcomm Inc.                                    14,100            597,840
Sabre Holdings Corp.
  (Class A)                                       1,128             24,996
Sanmina-SCI Corp.                                 4,300             36,421 (a)
Scientific-Atlanta Inc.                           1,300             42,913
Siebel Systems Inc.                               4,100             43,050 (a)
Solectron Corp.                                   8,400             44,772 (a)
Sun Microsystems Inc.                            28,500            153,330 (a)
Sungard Data Systems Inc.                         2,400             67,992 (a)
Symantec Corp.                                    5,400            139,104 (a)
Symbol Technologies Inc.                          2,200             38,060
Tektronix Inc.                                      800             24,168
Tellabs Inc.                                      4,200             36,078 (a)
Teradyne Inc.                                     1,800             30,726 (a)
Texas Instruments Inc.                           15,000            369,300
Unisys Corp.                                      2,700             27,486 (a)
Veritas Software Corp.                            3,700            105,635 (a)
Xerox Corp.                                       8,400            142,884 (a)
Xilinx Inc.                                       3,100             91,915
Yahoo! Inc.                                      11,900            448,392 (a)
                                                                15,601,585

MATERIALS - 3.0%
Air Products & Chemicals Inc.                     2,000            115,940
Alcoa Inc.                                        7,484            235,147
Allegheny Technologies Inc.                         800             17,336
Ball Corp.                                        1,000             43,980
Bemis Co.                                         1,000             29,090
Dow Chemical Co.                                  8,194            405,685
E.I. du Pont de Nemours and Co.                   8,603            421,977
Eastman Chemical Co.                                700             40,411
Ecolab Inc.                                       2,200             77,286
Engelhard Corp.                                   1,100             33,737
Freeport-McMoRan Copper & Gold Inc.
  (Class B)                                       1,500             57,345
Georgia-Pacific Corp.                             2,155             80,769
Great Lakes Chemical Corp.                          500             14,245
Hercules Inc.                                     1,000             14,850 (a)
International Flavors & Fragrances Inc.             800             34,272
International Paper Co.                           4,175            175,350
Louisiana-Pacific Corp.                             900             24,066
MeadWestvaco Corp.                                1,691             57,308
Monsanto Co.                                      2,253            125,154
Newmont Mining Corp.                              3,800            168,758
Nucor Corp.                                       1,400             73,276
Pactiv Corp.                                      1,300             32,877 (a)
Phelps Dodge Corp.                                  800             79,136
PPG Industries Inc.                               1,500            102,240
Praxair Inc.                                      2,800            123,620
Rohm & Haas Co.                                   1,900             84,037
Sealed Air Corp.                                    700             37,289 (a)
Sigma-Aldrich Corp.                                 600             36,276
Temple-Inland Inc.                                  500             34,200
United States Steel Corp.                         1,000             51,250
Vulcan Materials Co.                                900             49,149
Weyerhaeuser Co.                                  2,100            141,162
                                                                 3,017,218

TELECOMMUNICATION SERVICES - 3.2%
Alltel Corp.                                      2,600            152,776
AT&T Corp.                                        6,832            130,218
BellSouth Corp.                                  15,800            439,082
CenturyTel Inc.                                   1,200             42,564
Citizens Communications Co.                       2,900             39,991
Nextel Communications Inc. (Class A)              9,600            288,000 (a)
Qwest Communications International               16,017             71,115 (a)
SBC Communications Inc.                          28,553            735,811 (h)
Sprint Corp.                                     12,700            315,595
Verizon Communications Inc.                      23,866            966,812
                                                                 3,181,964

UTILITIES - 2.8%
AES Corp.                                         5,600             76,552 (a)
Allegheny Energy Inc.                             1,100             21,681 (a)
Ameren Corp.                                      1,700             85,238
American Electric Power Co. Inc.                  3,340            114,696
Calpine Corp.                                     5,200             20,488 (a)
Centerpoint Energy Inc.                           2,500             28,250
Cinergy Corp.                                     1,500             62,445
CMS Energy Corp.                                  1,800             18,810 (a)
Consolidated Edison Inc.                          2,100             91,875
Constellation Energy Group Inc.                   1,500             65,565
Dominion Resources Inc.                           2,884            195,362
DTE Energy Co.                                    1,500             64,695
Duke Energy Corp.                                 8,300            210,239
Dynegy Inc. (Class A)                             3,400             15,708 (a)
Edison International                              2,800             89,684
Entergy Corp.                                     1,900            128,421
Exelon Corp.                                      5,650            248,996
FirstEnergy Corp.                                 2,831            111,853
FPL Group Inc.                                    1,600            119,600
KeySpan Corp.                                     1,400             55,230
Nicor Inc.                                          400             14,776
NiSource Inc.                                     2,247             51,187
Peoples Energy Corp.                                300             13,185
PG&E Corp.                                        3,500            116,480 (a)
Pinnacle West Capital Corp.                         800             35,528
PPL Corp.                                         1,600             85,248
Progress Energy Inc.                              2,075             93,873
Public Service Enterprise Group Inc.              2,000            103,540
Sempra Energy                                     1,950             71,526
Southern Co.                                      6,300            211,176
TECO Energy Inc.                                  1,700             26,078
TXU Corp.                                         2,100            135,576
Xcel Energy Inc.                                  3,315             60,333
                                                                 2,843,894

TOTAL INVESTMENTS IN SECURITIES
(COST $84,260,486)                                              97,301,519

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.9%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund                2,694,961          2,694,961 (l)
Money Market Obligations Trust                    1,242              1,242

                                             PRINCIPAL
                                               AMOUNT               VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENTS - 0.2%
U.S.Treasury Bill
2.18%                              3/10/05     $200,000            199,177

TOTAL SHORT-TERM INVESTMENTS
(COST $2,895,380)                                                2,895,380

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (0.1)%                 (102,899)

                                                             -------------
NET ASSETS - 100.0%                                           $100,094,000
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The S&P 500 Index Fund had the following long futures contracts open at December 31, 2004:

DESCRIPTION                 EXPIRATION  NUMBER OF     CURRENT        UNREALIZED
                               DATE     CONTRACTS  NOTIONAL VALUE   APPRECIATION
--------------------------------------------------------------------------------
S&P Mini 500 Index Futures  March 2005    45         $2,730,825      $18,273

                               VALUE EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                  NUMBER OF
                                                    SHARES         VALUE
----------------------------------------------------------------------------
  COMMON STOCK - 95.4%

  CONSUMER DISCRETIONARY - 8.8%
  Comcast Corp. (Class A) (Special)                31,250       1,026,250 (a)
  Comcast Corp. (Class A)                           3,127         104,067 (a)
  Family Dollar Stores Inc.                         6,100         190,503
  Liberty Media Corp. (Series A)                   86,448         949,199 (a)
  Liberty Media International Inc. (Series A)       3,831         177,107 (a)
  Lowe's Cos. Inc.                                 23,703       1,365,056
  News Corp. (Class A)                             34,858         650,450
  Omnicom Group                                    14,728       1,241,865
  Target Corp.                                     35,207       1,828,300
  Time Warner Inc.                                 82,927       1,612,101 (a)
  Tribune Co.                                      20,915         881,358
  Viacom Inc. (Class B)                            15,013         546,323
                                                               10,572,579

  CONSUMER STAPLES - 11.3%
  Altria Group Inc.                                 2,817         172,119
  Anheuser-Busch Cos. Inc.                         24,749       1,255,517
  Avon Products Inc.                                4,706         182,122
  Clorox Co.                                       32,767       1,930,959
  Colgate-Palmolive Co.                             8,366         428,005
  HJ Heinz Co.                                     11,608         452,596
  Kellogg Co.                                      17,778         793,965
  Kimberly-Clark Corp.                             29,106       1,915,466
  Pepsi Bottling Group Inc.                         6,274         169,649
  PepsiCo Inc.                                     48,453       2,529,247
  Procter & Gamble Co.                             29,194       1,608,006
  Sara Lee Corp.                                   47,058       1,135,980
  Wal-Mart Stores Inc.                             19,521       1,031,099 (h)
                                                               13,604,730

  ENERGY - 8.0%
  Burlington Resources Inc.                        30,815       1,340,453
  ConocoPhillips Co.                               11,503         998,805
  EnCana Corp.                                     15,860         904,972
  Exxon Mobil Corp.                                89,139       4,569,265 (h)
  Nabors Industries Ltd.                            5,316         272,658 (a)
  Occidental Petroleum Corp.                       10,457         610,270
  Schlumberger Ltd.                                14,640         980,148
                                                                9,676,571

  FINANCIALS - 20.5%
  Allstate Corp.                                   31,372       1,622,560
  American International Group Inc.                37,472       2,460,786
  Bank of America Corp.                            59,956       2,817,332 (h)
  Blackrock Inc. (Class A)                          9,412         727,171
  Chubb Corp.                                       6,100         469,090
  CIT Group Inc.                                    5,229         239,593
  Citigroup Inc.                                   67,973       3,274,939 (h)
  Federal Home Loan Mortgage Corp.                 10,457         770,681
  Federal National Mortgage Assoc.                 19,521       1,390,090
  Hartford Financial Services Group Inc.            9,412         652,346
  JP Morgan Chase & Co.                            25,272         985,861
  Marsh & McLennan Cos. Inc.                        6,857         225,595
  MBNA Corp.                                       22,483         633,796
  Mellon Financial Corp.                           26,841         835,024
  Merrill Lynch & Co. Inc.                          2,440         145,839
  Morgan Stanley                                   38,344       2,128,859
  Principal Financial Group                        16,370         670,188
  Prudential Financial Inc.                        13,072         718,437
  Rayonier Inc. (REIT)                              4,706         230,170
  SLM Corp.                                         5,577         297,756
  State Street Corp.                               22,658       1,112,961 (e)
  US Bancorp                                       18,300         573,156
  Wachovia Corp.                                    4,186         220,184
  Waddell & Reed Financial Inc. (Class A)          12,043         287,707
  Wells Fargo & Co.                                18,562       1,153,628
                                                               24,643,749

  HEALTHCARE - 10.9%
  Abbott Laboratories                              61,211       2,855,493 (h)
  Aetna Inc.                                        2,789         347,928
  GlaxoSmithKline PLC. ADR                         25,295       1,198,730 (j)
  HCA Inc.                                         18,301         731,308
  Johnson & Johnson                                23,529       1,492,209
  Medco Health Solutions Inc.                       4,358         181,293 (a)
  Merck & Co. Inc.                                 19,172         616,188
  Pfizer Inc.                                     133,158       3,580,619
  UnitedHealth Group Inc.                          13,678       1,204,074
  Wyeth                                            21,787         927,908
                                                               13,135,750

  INDUSTRIALS - 10.2%
  Avery Dennison Corp.                              1,394          83,598
  Burlington Northern Santa Fe Corp.               22,832       1,080,182
  Caterpillar Inc.                                  2,440         237,924
  Deere & Co.                                      21,263       1,581,967
  Eaton Corp.                                       4,880         353,117
  Emerson Electric Co.                              6,257         438,616
  General Dynamics Corp.                            7,930         829,478
  Honeywell International Inc.                     18,998         672,719
  ITT Industries Inc.                               5,229         441,589
  Northrop Grumman Corp.                           30,937       1,681,735
  Pitney Bowes Inc.                                 3,364         155,686
  Rockwell Collins Inc.                             7,843         309,328
  3M Co.                                            7,233         593,612
  Tyco International Ltd.                          50,021       1,787,750
  Union Pacific Corp.                               8,366         562,614
  United Technologies Corp.                        13,943       1,441,009
                                                               12,250,924

  INFORMATION TECHNOLOGY - 11.8%
  Analog Devices Inc.                              28,775       1,062,373
  Applied Materials Inc.                           29,629         506,656 (a)
  BMC Software Inc.                                20,329         378,119 (a)
  Cisco Systems Inc.                               40,658         784,699 (a)
  Dell Inc.                                         5,752         242,389 (a)
  EMC Corp.                                        32,418         482,056 (a)
  First Data Corp.                                 24,401       1,038,019
  Freescale Semiconductor Inc. (Class B)            1,097          20,141 (a)
  Hewlett-Packard Co.                              21,786         456,852
  Intel Corp.                                      54,030       1,263,762
  International Business Machines Corp.            23,006       2,267,931
  Intuit Inc.                                       3,486         153,419 (a)
  Microsoft Corp.                                 115,032       3,072,505
  Motorola Inc.                                     9,935         170,882
  Novell Inc.                                       6,972          47,061 (a)
  Oracle Corp.                                    105,714       1,450,396 (a)
  Siebel Systems Inc.                              16,558         173,859 (a)
  Texas Instruments Inc.                            4,880         120,146
  Unisys Corp.                                     53,169         541,260 (a)
                                                               14,232,525

  MATERIALS - 6.5%
  Alcan Inc.                                        8,192         401,736
  Alcoa Inc.                                       23,770         746,853
  Barrick Gold Corp.                               23,181         561,444 (j)
  Dow Chemical Co.                                  9,795         484,950
  Freeport-McMoRan Copper & Gold Inc.
    (Class B)                                      16,558         633,012 (j)
  International Paper Co.                          13,943         585,606
  MeadWestvaco Corp.                                6,100         206,729
  Monsanto Co.                                      9,934         551,834
  Newmont Mining Corp.                             15,338         681,161
  Praxair Inc.                                     24,261       1,071,123
  Rohm & Haas Co.                                  16,558         732,360
  Weyerhaeuser Co.                                 17,429       1,171,577
                                                                7,828,385

  TELECOMMUNICATION SERVICES - 2.7%
  Sprint Corp.                                     31,512         783,073
  Verizon Communications Inc.                      34,858       1,412,098
  Vodafone Group PLC. ADR                          36,078         987,816
                                                                3,182,987

  UTILITIES - 4.7%
  American Electric Power Co. Inc.                 19,172         658,366
  Constellation Energy Group Inc.                  15,735         687,777
  Dominion Resources Inc.                          25,272       1,711,925
  Entergy Corp.                                    16,035       1,083,806
  Exelon Corp.                                     12,200         537,654
  PG&E Corp.                                       27,713         922,289 (a)
                                                                5,601,817

  TOTAL COMMON STOCK
  (COST  $ 98,761,833 )                                       114,730,017
--------------------------------------------------------------------------------
  EXCHANGE TRADED FUNDS - 3.4%
--------------------------------------------------------------------------------
  Financial Select Sector SPDR Fund                27,706         845,864
  Industrial Select Sector SPDR Fund              107,596       3,343,008

  TOTAL EXCHANGE TRADED FUNDS
  (COST $ 3,589,798)                                            4,188,872

  TOTAL INVESTMENTS IN SECURITIES
  (COST $ 102,351,631)                                        118,918,889
--------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS - 2.7%
--------------------------------------------------------------------------------
  GEI Short Term Investment Fund                1,265,713       1,265,713 (l)
  State Street Navigator Securities
    Lending Prime Portfolio                     1,903,099       1,903,099 (e,m)

  TOTAL SHORT TERM INVESTMENTS
  (COST $ 3,168,812)                                            3,168,812

  LIABILITIES IN EXCESS OF
    OTHER ASSETS, NET - (1.5%)                                 (1,769,342)
                                                             -------------
  TOTAL NET ASSETS - 100%                                    $120,318,359
                                                             =============

                  GE INSTITUTIONAL SMALL-CAP VALUE EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                             NUMBER
                                            OF SHARES              VALUE
COMMON STOCK - 95.6%
--------------------------------------------------------------------------------

AUTOS & TRANSPORTATION - 5.6%
Fleetwood Enterprises Inc.                    175,000           $2,355,500 (a,j)
Genesee & Wyoming Inc. (Class A)              193,599            5,445,940 (a,j)
Goodyear Tire & Rubber Co.                    169,600            2,486,336 (a,j)
Oshkosh Truck Corp.                            40,900            2,796,742
RailAmerica Inc.                               95,100            1,241,055 (a,j)
                                                                14,325,573
CONSUMER DISCRETIONARY - 13.0%
ADESA Inc.                                    185,900            3,944,798
American Eagle Outfitters                      54,900            2,585,790
Arbitron Inc.                                   8,900              348,702 (a)
Brinker International Inc.                     34,500            1,209,915 (a)
Citadel Broadcasting Corp.                     67,600            1,093,768 (a,j)
Cumulus Media Inc. (Class A)                   52,800              796,224 (a)
Dave & Buster's Inc.                          104,300            2,106,860 (a)
infoUSA Inc.                                  200,600            2,244,714 (a)
Journal Register Co.                           53,900            1,041,887 (a)
Linens 'N Things Inc.                         101,800            2,524,640 (a)
Lodgenet Entertainment Corp.                   52,000              919,880 (a)
Marvel Enterprises Inc.                        23,300              477,184 (a,j)
Perry Ellis International Inc.                 31,600              643,060 (a,j)
Rare Hospitality International Inc.            37,900            1,207,494 (a)
Regent Communications Inc.                     82,700              438,310 (a)
School Specialty Inc.                          45,400            1,750,624 (a)
Talbots Inc.                                   66,800            1,818,964
TeleTech Holdings Inc.                        230,500            2,233,545 (a,j)
Timberland Co. (Class A)                       19,800            1,240,866 (a)
Triarc Cos. (Class A)                          41,400              538,200 (j)
Triarc Cos. (Class B) (Series 1)              113,200            1,387,832 (j)
Warnaco Group Inc.                            132,900            2,870,640 (a)
                                                                33,423,897

CONSUMER STAPLES - 2.0%
Gold Kist Inc.                                100,900            1,374,258 (a)
Smithfield Foods Inc.                         127,100            3,760,889 (a,j)
                                                                 5,135,147

ENERGY - 3.2%
Chesapeake Energy Corp.                       135,000            2,227,500
Hydril Company LP                              29,400            1,337,994 (a)
Oil States International Inc.                 134,500            2,594,505 (a)
St. Mary Land & Exploration Co.                49,800            2,078,652
                                                                 8,238,651

FINANCIALS - 23.2%
Advance America Cash Advance Centers Inc.      50,700            1,161,030 (a)
BISYS Group Inc.                              204,300            3,360,735 (a)
Cullen/Frost Bankers Inc.                      58,200            2,828,520 (j)
Digital Insight Corp.                          25,300              465,520 (a)
Greater Bay Bancorp                            63,400            1,767,592 (j)
HCC Insurance Holdings Inc.                    87,000            2,881,440
Hilb Rogal & Hobbs Co.                        119,200            4,319,808 (j)
Interactive Data Corp.                        172,500            3,750,150 (a)
MoneyGram International Inc.                  188,700            3,989,118
NCO Group Inc.                                119,100            3,078,735 (a)
Platinum Underwriters Holdings Ltd.            94,100            2,926,510 (j)
Raymond James Financial Inc.                  112,250            3,477,505 (j)
Sandy Spring Bancorp Inc.                      65,200            2,499,116 (j)
Sky Financial Group Inc.                      123,500            3,540,745
Sterling Bancorp                               95,640            2,701,830 (j)
W Holding Co. Inc.                            240,030            5,506,288
Waddell & Reed Financial Inc.
   (Class A)                                  154,800            3,698,172
Webster Financial Corp.                        76,900            3,894,216
Westamerica Bancorp                            62,500            3,644,375 (j)
                                                                59,491,405

HEALTHCARE - 12.3%
Centene Corp.                                 244,500            6,931,575 (a)
Computer Programs & Systems Inc.              105,000            2,430,750 (j)
Immunicon Corp.                               135,200              943,696 (a,j)
Kensey Nash Corp.                              23,000              794,190 (a,j)
KV Pharmaceutical Co. (Class A)               237,100            5,228,055 (a,j)
Medical Action Industries Inc.                 82,200            1,619,340 (a)
Noven Pharmaceuticals Inc.                    227,400            3,879,444 (a)
Santarus Inc.                                 130,800            1,185,048 (a,j)
The Cooper Companies Inc.                      94,600            6,677,814 (j)
Thoratec Corp.                                182,200            1,898,524 (a,j)
                                                                31,588,436

MATERIALS & PROCESSING - 6.3%
Comfort Systems U.S.A. Inc.                   241,700            1,856,256 (a)
EnerSys                                        71,800            1,094,950 (a)
Harsco Corp.                                   60,100            3,349,974
Mueller Industries Inc.                        80,500            2,592,100
Packaging Corp. of America                    100,000            2,355,000
Quanta Services Inc.                          350,300            2,802,400 (a,j)
Spartech Corp.                                 80,100            2,169,909
                                                                16,220,589

PRODUCER DURABLES - 9.9%
Itron Inc.                                    106,200            2,539,242 (a)
Manitowoc Co.                                 108,800            4,096,320
Mine Safety Appliances Co.                     49,900            2,529,930
Photon Dynamics Inc.                           88,800            2,156,064 (a,j)
Rudolph Technologies Inc.                     103,200            1,771,944 (a)
Semitool Inc.                                 108,700            1,008,736 (a,j)
Standard-Pacific Corp.                         87,000            5,580,180
Teledyne Technologies Inc.                     90,500            2,663,415 (a)
Woodward Governor Co.                          42,800            3,064,908
                                                                25,410,739

REAL ESTATE INVESTMENT TRUST - 4.9%
BioMed Realty Trust Inc.                      138,300            3,071,643
CarrAmerica Realty Corp.                       38,200            1,260,600
Federal Realty Investment Trust                82,800            4,276,620
Kramont Realty Trust                            5,600              131,040
Omega Healthcare Investors Inc.               218,300            2,575,940
The Mills Corp.                                20,700            1,319,832
                                                                12,635,675

TECHNOLOGY - 14.7%
CSG Systems International                      76,300            1,426,810 (a,j)
DRS Technologies Inc.                         159,000            6,790,890 (a)
EDO Corp.                                      70,500            2,238,375
Intergraph Corp.                              113,000            3,043,090 (a,j)
Intermagnetics General Corp.                  112,450            2,857,355 (a,j)
Manhattan Associates Inc.                      71,500            1,707,420 (a,j)
Micros Systems Inc.                            59,300            4,628,958 (a)
Mobility Electronics Inc.                     243,000            2,084,940 (a,j)
Omnivision Technologies Inc.                   61,200            1,123,020 (a,j)
Parametric Technology Corp.                   693,100            4,082,359 (a)
Varian Inc.                                    89,300            3,662,193 (a)
Websense Inc.                                  82,200            4,169,184 (a,j)
                                                                37,814,594

UTILITIES - 0.5%
Idacorp Inc.                                   39,000            1,192,230


TOTAL INVESTMENT IN SECURITIES
(COST $213,022,051)                                            245,476,936

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.7%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund             13,157,990          $13,157,990 (l)
State Street Navigator
   Securities Lending Prime Portfolio      32,389,848           32,389,848 (e,m)



TOTAL SHORT-TERM INVESTMENTS
(COST $45,547,838)                                              45,547,838

LIABILITIES IN EXCESS OF
   OTHER ASSETS, NET (13.3)%                                   (34,218,333)

                                                             --------------
NET ASSETS - 100.0%                                           $256,806,441
                                                             ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Institutional GE Small Cap Value Fund had the following written option contracts open at December 31, 2004:

                                       EXPIRATION DATE/   NUMBER OF
CALL OPTIONS                             STRIKE PRICE     CONTRACTS      VALUE
--------------------------------------------------------------------------------
Micro Systems Inc.                      Jan 22 / 75.00       593       (272,780)
 (Written Option Premium $189,323)

                   GE INSTITUTIONAL INTERNATIONAL EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                  NUMBER OF
                                                   SHARES        VALUE
--------------------------------------------------------------------------------
  COMMON STOCK - 95.8%

  BRAZIL - 3.4%
  Aracruz Celulose S.A. ADR                        78,955      $ 2,976,604
  Cia Vale do Rio Doce ADR                        140,414        3,423,293 (a,j)
  Cia Vale do Rio Doce ADR                        276,115        8,010,096
  Empresa Brasileira de Aeronautica
    S.A. ADR                                      184,804        6,179,846 (j)
                                                                20,589,839

  CANADA - 2.7%
  Abitibi-Consolidated Inc.                        86,555          596,707
  Alcan Inc.                                       155,726       7,642,356 (j)
  Bank of Nova Scotia                              19,463          661,139 (j)
  Manulife Financial Corp.                         52,910        2,446,450 (j)
  Nortel Networks Corp.                         1,423,001        4,940,687 (a,j)
                                                                16,287,339

  CHINA - 2.0%
  China Petroleum & Chemical Corp.             15,154,000        6,190,121
  Huaneng Power International Inc.              7,423,654        5,539,541 (j)
                                                                11,729,662

  DENMARK - 0.4%
  Group 4 Securicor PLC.                          861,583        2,330,071 (a)

  FINLAND - 1.5%
  Nokia Oyj                                       344,937        5,448,101 (j)
  Sampo Oyj (Series A)                            259,601        3,585,084 (j)
                                                                 9,033,185

  FRANCE - 12.1%
  Accor S.A.                                       78,738        3,447,262 (j)
  AXA S.A.                                        276,292        6,827,496 (j)
  BNP Paribas                                     152,114       11,020,356 (h,j)
  Carrefour S.A.                                  100,846        4,803,104 (j)
  Credit Agricole S.A.                            178,641        5,390,553 (j)
  Lagardere S.C.A. (Regd.)                        109,001        7,867,273 (j)
  LVMH Moet Hennessy Louis Vuitton S.A.            35,492        2,718,464 (j)
  Renault S.A.                                     65,155        5,450,986 (j)
  Sanofi-Aventis                                   63,044        5,038,721 (j)
  Total S.A.                                       66,816       14,594,714 (h,j)
  Veolia Environnement                            150,006        5,429,740 (j)
                                                                72,588,669

  GERMANY - 5.8%
  Allianz AG (Regd.)                               18,510        2,455,588 (j)
  BASF AG                                          85,020        6,124,861 (j)
  Bayerische Motoren Werke AG                      78,134        3,525,960 (j)
  DaimlerChrysler AG (Regd.)                       53,532        2,565,636 (j)
  E.ON AG                                         104,205        9,498,420 (j)
  Schering AG                                      23,696        1,771,805 (j)
  Siemens AG (Regd.)                              103,377        8,765,335 (j)
                                                                34,707,605

  HONG KONG -1.1%
  Sun Hung Kai Properties Ltd.
    (REIT)                                        634,424        6,346,117

  INDIA - 0.6%
  Reliance Industries Ltd.                        236,893        2,908,983
  Tata Motors Ltd. ADR                             32,285          384,837 (a,j)
                                                                 3,293,820

  IRELAND - 1.0%
  Bank of Ireland                                 360,044        5,955,873

  ISRAEL - 0.2%
  Teva Pharmaceutical
    Industries Ltd. ADR                            33,299          994,308

  ITALY - 6.1%
  Banca Intesa S.p.A.                           1,003,194        4,827,113 (j)
  Ente Nazionale Idrocarburi S.p.A.               433,515       10,854,080 (j)
  Mediaset S.p.A.                                  59,548          755,176 (j)
  Riunione Adriatica di Sicurta S.p.A.            249,129        5,634,779 (j)
  Telecom Italia S.p.A                          2,496,763        8,111,001 (j)
  UniCredito Italiano S.p.A.                    1,066,215        6,130,338 (j)
                                                                36,312,487

  JAPAN - 13.7%
  Acom Co. Ltd.                                   103,313        7,733,100
  Aiful Corp.                                      25,800        2,837,572
  Asahi Breweries Ltd.                             49,400          611,775 (j)
  Asahi Glass Co. Ltd.                            617,035        6,804,426 (j)
  Canon Inc.                                      129,500        6,988,728 (j)
  Chugai Pharmaceutical Co. Ltd.                  302,600        5,002,483 (j)
  Daikin Industries Ltd.                          236,000        6,817,215
  Honda Motor Co. Ltd.                             64,000        3,316,483
  Hoya Corp.                                       52,900        5,972,997
  JSR Corp.                                        99,600        2,182,122
  Komatsu Ltd.                                  1,091,000        7,633,912
  Lawson Inc.                                      57,696        2,128,339
  Mitsubishi Estate Co. Ltd. (REIT)               324,000        3,794,281 (j)
  Mitsui & Co. Ltd.                               499,000        4,475,271
  Mitsui OSK Lines Ltd.                           575,844        3,456,076
  Mitsui Sumitomo Insurance Co. Ltd.              369,000        3,204,938
  Nissan Motor Co. Ltd.                           120,800        1,313,274 (j)
  Sharp Corp.                                      33,000          538,782
  SMC Corp.                                        42,558        4,871,722
  Toto Ltd.                                       228,000        2,176,091
                                                                81,859,587

  MALAYSIA - 0.2%
  Malaysia International Shipping Corp. BHD       347,430        1,398,863

  MEXICO - 1.0%
  America Movil S.A. de C.V. ADR
    (Series L)                                     65,388        3,423,062
  Grupo Televisa S.A. ADR                          38,445        2,325,922
                                                                 5,748,984

  NETHERLANDS - 2.4%
  Aegon N.V.                                      159,758        2,178,025
  ING Groep N.V.                                  170,679        5,164,217
  Koninklijke Philips Electronics N.V.            275,457        7,304,834
                                                                14,647,076

  NORWAY - 0.2%
  Statoil ASA                                      82,898        1,300,275

  RUSSIA - 0.8%
  LUKOIL ADR                                       16,199        1,966,559 (b)
  LUKOIL ADR                                        9,198        1,126,755 (j)
  MMC Norilsk Nickel ADR                           29,211        1,621,210 (j)
                                                                 4,714,524

  SOUTH KOREA - 2.2%
  Kookmin Bank                                    82,785         3,238,787
  POSCO                                           8,252          1,490,653
  Samsung Electronics Co. Ltd.                    19,990         8,699,280
                                                                13,428,720

  SPAIN - 4.0%
  ACS Actividades de Construccion y
     Servicios S.A.                               126,304        2,884,202
  Banco Santander Central
     Hispano S.A. (Regd.)                         539,128        6,690,551 (j)
  Grupo Ferrovial S.A.                              9,536          509,658 (j)
  Telefonica S.A.                                 700,733       13,201,250
  Telefonica S.A. ADR                               6,021          340,186
                                                                23,625,847

  SWEDEN - 3.4%
  Sandvik AB                                      173,472        6,995,891
  Skandinaviska Enskilda Banken AB
    (Series A)                                     64,163        1,240,700 (j)
  Svenska Handelsbanken                           231,109        6,016,471
  Telefonaktiebolaget LM Ericsson
    (Series B)                                  1,836,855        5,859,892
                                                                20,112,954

  SWITZERLAND - 7.0%
  ABB Ltd. (Regd.)                                607,696        3,393,606
  Adecco S.A.                                      61,773        3,110,108
  Credit Suisse Group (Regd.)                     210,963        8,868,201 (a,h)
  Holcim Ltd.                                       9,573          576,687
  Nestle S.A. (Regd.)                              33,240        8,696,597 (h)
  Novartis AG (Regd.)                             166,429        8,386,581 (h)
  Roche Holding AG                                 78,704        9,060,200
                                                                42,091,980

  TAIWAN - 2.2%
  China Steel Corp. ADR                            82,952        1,853,977 (b)
  Taiwan Semiconductor
    Manufacturing Co. Ltd.                      7,217,167       11,501,008
                                                                13,354,985

  UNITED KINGDOM - 21.8%
  BG Group PLC.                                   504,246        3,427,084
  BHP Billiton PLC.                             1,342,733       15,738,173 (h)
  Brambles Industries PLC.                      1,809,870        9,043,095
  Diageo PLC.                                     413,600        5,899,950
  Exel PLC.                                        58,160          807,312
  GlaxoSmithKline PLC.                            579,423       13,593,958 (h)
  Kingfisher PLC.                                 776,083        4,615,284
  Lloyds TSB Group PLC.                           357,066        3,242,565
  National Grid Transco PLC.                      125,594        1,195,996
  Prudential PLC.                                 194,301        1,689,866
  Rank Group PLC.                                 597,978        3,030,876
  Reed Elsevier PLC.                              748,039        6,900,755
  Rio Tinto PLC. (Regd.)                          213,667        6,288,667
  Royal Bank of Scotland Group PLC.               375,157       12,619,035
  Smith & Nephew PLC.                             777,626        7,957,506
  Smiths Group PLC.                               688,539       10,866,242
  Tesco PLC.                                    1,682,022       10,390,327
  Vodafone Group PLC.                           4,694,333       12,730,379 (h)
                                                               130,037,070

  TOTAL COMMON STOCK
  (COST $450,156,697)                                          572,489,840
--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS - 32.3%
--------------------------------------------------------------------------------
  GEI Short Term Investment Fund               23,392,805       23,392,805 (l)
  State Street Navigator Securities
     Lending Prime Portfolio                  169,378,222      169,378,222 (e,m)
  TOTAL SHORT-TERM INVESTMENTS
  (COST $192,771,027)                                          192,771,027

  LIABILITIES IN EXCESS OF
     OTHER ASSETS, NET (28.1)%                                (167,634,888)
                                                             -------------
  NET ASSETS - 100.0%                                        $ 597,625,979
                                                             =============
--------------------------------------------------------------------------------
  OTHER INFORMATION
--------------------------------------------------------------------------------
  The GE Institutional International Equity Fund had the following long futures contracts open at December 31, 2004:

                                                         CURRENT
                                  EXPIRATION  NUMBER OF  NOTIONAL     UNREALIZED
  DESCRIPTION                        DATE     CONTRACTS    VALUE    APPRECIATION
--------------------------------------------------------------------------------
  Dj Euro Stoxx 50 Index Futures  March 2005     83      $3,325,867   $ 11,594
  Ftse 100 Index Futures          March 2005     31       2,855,326     18,229
  Topix Index Futures             March 2005     21       2,351,664     64,751
                                                                      $ 94,574

  The International Equity Fund was invested in the following sectors at December 31, 2004:

                                                                 (BASED ON
  SECTOR                                                        MARKET VALUE)
--------------------------------------------------------------------------------
  Short-Term                                                        25.19%
  Financials                                                        16.96%
  Industrials                                                       12.09%
  Materials                                                          7.65%
  Consumer Discretionary                                             7.33%
  Healthcare                                                         6.77%
  Information Technology                                             6.46%
  Energy                                                             5.53%
  Telecommunication Services                                         4.94%
  Consumer Staples                                                   4.25%
  Utilities                                                          2.83%
                                                                   -------
                                                                   100.00%
                                                                   =======

                           PREMIER GROWTH EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                  NUMBER OF
                                                   SHARES           VALUE
--------------------------------------------------------------------------------
  COMMON STOCK - 95.1%

  CONSUMER DISCRETIONARY - 17.8%
  Carnival Corp.                                   355,573  $  20,491,672
  Comcast Corp. (Class A) (Special)                483,043     15,863,132 (a)
  Home Depot Inc.                                  375,700     16,057,418
  IAC/InterActiveCorp.                             348,864      9,635,624 (a,j)
  Liberty Media Corp. (Series A)                 1,744,322     19,152,656 (a,h)
  Liberty Media International Inc.
    (Series A)                                     161,014      7,443,677 (a)
                                                               88,644,179

  ENERGY - 3.0%
  Schlumberger Ltd.                                221,395     14,822,395

  FINANCIALS - 20.0%
  AFLAC Inc.                                       327,395     13,043,417 (h)
  American Express Co.                             187,850     10,589,105
  American International Group Inc.                232,129     15,243,911
  Citigroup Inc.                                   241,521     11,636,482 (h)
  Federal Home Loan Mortgage Corp.                  67,089      4,944,459 (j)
  Federal National Mortgage Assoc.                 154,304     10,987,988
  SLM Corp.                                        295,192     15,760,301
  State Street Corp.                               355,573     17,465,746 (e)
                                                               99,671,409

  HEALTHCARE - 21.4%
  Amgen Inc.                                       187,851     12,050,642 (a)
  DENTSPLY International Inc.                      127,469      7,163,758
  Johnson & Johnson                                241,521     15,317,262
  Lincare Holdings Inc.                            261,648     11,159,287 (a)
  Medtronic Inc.                                   161,014      7,997,565
  Pfizer Inc.                                      476,334     12,808,621
  UnitedHealth Group Inc.                          228,104     20,079,995
  Wyeth                                            234,812     10,000,643
  Zimmer Holdings Inc.                             120,761      9,675,371 (a)
                                                              106,253,144

  INDUSTRIALS - 3.3%
  Dover Corp.                                      395,827     16,600,984

  INFORMATION TECHNOLOGY - 24.3%
  Certegy Inc.                                     207,976      7,389,387
  Cisco Systems Inc.                               583,677     11,264,966 (a)
  Dell Inc.                                        335,446     14,135,694 (a)
  First Data Corp.                                 429,372     18,265,485
  Intel Corp.                                      221,393      5,178,382
  Intuit Inc.                                      335,447     14,763,022 (a)
  Microsoft Corp.                                  570,259     15,231,618
  Molex Inc. (Class A)                             617,221     16,448,940 (j)
  Paychex Inc.                                     275,066      9,374,249
  Yahoo! Inc.                                      228,104      8,594,959 (a)
                                                              120,646,702

  MATERIALS - 1.1%
  Monsanto Co.                                      96,610      5,366,686

  TELECOMMUNICATION SERVICES - 4.2%
  Vodafone Group PLC. ADR                          764,818     20,940,717 (h,j)

  TOTAL INVESTMENTS IN SECURITIES
  (COST $419,898,720)                                         472,946,216
--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS - 9.6%
--------------------------------------------------------------------------------
  GEI Short Term Investment Fund                24,042,849     24,042,849 (l)
  State Street Navigator Securities
    Lending Prime Portfolio                     23,841,392     23,841,392 (e,m)

  TOTAL SHORT-TERM INVESTMENTS
  (COST $47,884,241)                                           47,884,241

  LIABILITIES IN EXCESS OF
    OTHER ASSETS, NET (4.7)%                                  (23,435,428)
                                                             ------------
  NET ASSETS - 100.0%                                        $497,395,029
                                                             ============
--------------------------------------------------------------------------------
  OTHER INFORMATION
--------------------------------------------------------------------------------
  The Premier Growth Equity Fund had the following long futures contracts open at December 31, 2004:

                                                   CURRENT
                         EXPIRATION   NUMBER OF    NOTIONAL        UNREALIZED
DESCRIPTION                 DATE      CONTRACTS     VALUE         APPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index Futures    March 2005      16       $4,854,800       $   37,088

                   GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                                            NUMBER OF
                                                                              SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 52.2%

CONSUMER DISCRETIONARY - 9.8%
Carnival Corp.                                                                43,920              $2,531,110
Comcast Corp. (Class A) (Special)                                             66,082               2,170,133 (a)
eBay Inc.                                                                      4,685                 544,772 (a)
Family Dollar Stores Inc.                                                      7,869                 245,749
Harley-Davidson Inc.                                                           4,940                 300,105
Home Depot Inc.                                                               53,188               2,273,255
Liberty Media Corp. (Series A)                                               271,298               2,978,852 (a)
Liberty Media International Inc. (Series A)                                   16,319                 754,427 (a)
Target Corp.                                                                  21,332               1,107,771
Viacom Inc. (Class B)                                                         36,156               1,315,717
                                                                                                  14,221,891

CONSUMER STAPLES - 2.7%
Clorox Co.                                                                     6,246                 368,077
Colgate-Palmolive Co.                                                         28,407               1,453,302
PepsiCo Inc.                                                                  32,235               1,682,667
Wal-Mart Stores Inc.                                                           8,498                 448,864
                                                                                                   3,952,910

ENERGY - 3.8%
Burlington Resources Inc.                                                     19,164                 833,634
Exxon Mobil Corp.                                                             49,715               2,548,391
Nabors Industries Ltd.                                                        12,112                 621,224 (a)
Schlumberger Ltd.                                                             22,415               1,500,684
                                                                                                   5,503,933

FINANCIALS - 11.8%
AFLAC Inc.                                                                    13,700                 545,808
American International Group Inc.                                             41,825               2,746,648 (h)
Bank of America Corp.                                                         41,513               1,950,696
Berkshire Hathaway Inc. (Class B)                                                410               1,203,760 (a)
Citigroup Inc.                                                                68,656               3,307,846 (h)
Federal National Mortgage Assoc.                                              37,058               2,638,900
HCC Insurance Holdings Inc.                                                   10,182                 337,228
JP Morgan Chase & Co.                                                         12,656                 493,711
MBNA Corp.                                                                    16,516                 465,586
Mellon Financial Corp.                                                        13,378                 416,190
Merrill Lynch & Co. Inc.                                                       7,253                 433,512
SLM Corp.                                                                      6,450                 344,365
State Street Corp.                                                            45,802               2,249,794 (e)
                                                                                                  17,134,044

HEALTHCARE - 8.0%
Abbott Laboratories                                                           35,430               1,652,809
Amgen Inc.                                                                     4,029                 258,460 (a)
Cardinal Health Inc.                                                          12,003                 697,974
DENTSPLY International Inc.                                                    4,684                 263,241
Johnson & Johnson                                                             37,240               2,361,761
Lincare Holdings Inc.                                                         41,456               1,768,098 (a)
Pfizer Inc.                                                                  100,332               2,697,927
Wyeth                                                                         47,003               2,001,858
                                                                                                  11,702,128

INDUSTRIALS - 3.6%
Corinthian Colleges Inc.                                                       9,945                 187,414 (a,j)
Dover Corp.                                                                   45,331               1,901,182
Southwest Airlines Co.                                                        46,338                 754,383
Tyco International Ltd.                                                       17,435                 623,127
United Technologies Corp.                                                      5,605                 579,277
Waste Management Inc.                                                         41,704               1,248,618
                                                                                                   5,294,001

INFORMATION TECHNOLOGY - 12.5%
Applied Materials Inc.                                                        25,385                 434,083 (a)
Automatic Data Processing Inc.                                                31,816               1,411,040 (h)
Certegy Inc.                                                                  24,404                 867,074
Checkfree Corp.                                                                7,448                 283,620 (a)
Cisco Systems Inc.                                                            65,276               1,259,827 (a)
Dell Inc.                                                                     39,770               1,675,908 (a)
EMC Corp.                                                                     18,132                 269,623 (a)
First Data Corp.                                                              74,838               3,183,608
Intel Corp.                                                                   50,001               1,169,523
International Business Machines Corp.                                          9,401                 926,751
Intuit Inc.                                                                   26,997               1,188,138 (a)
Microsoft Corp.                                                               97,536               2,605,187
Molex Inc. (Class A)                                                          64,357               1,715,114
Oracle Corp.                                                                  38,142                 523,308 (a)
Paychex Inc.                                                                   6,326                 215,590
Yahoo! Inc.                                                                   13,740                 517,723 (a)
                                                                                                  18,246,117

TOTAL DOMESTIC EQUITY
(COST $68,571,142)                                                                                76,055,024

--------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 18.9%
--------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 1.7%
Accor S.A.                                                                     3,362                 147,193 (j)
Bayerische Motoren Werke AG                                                    3,337                 150,589
DaimlerChrysler AG (Regd.)                                                     2,286                 109,561
Grupo Televisa S.A. ADR                                                        1,732                 104,786
Honda Motor Co. Ltd.                                                           2,800                 145,096
Kingfisher PLC.                                                               33,141                 197,086
Koninklijke Philips Electronics N.V.                                          11,763                 311,943
Lagardere S.C.A. (Regd.)                                                       4,655                 335,980 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                          1,553                 118,950 (j)
Mediaset S.p.A.                                                                2,543                  32,250 (j)
Nissan Motor Co. Ltd.                                                          5,300                  57,619 (j)
Rank Group PLC.                                                               25,391                 128,695
Reed Elsevier PLC.                                                            31,944                 294,687
Renault S.A.                                                                   2,782                 232,747
Sharp Corp.                                                                    2,000                  32,653
Tata Motors Ltd. ADR                                                           1,845                  21,992 (a,j)
                                                                                                   2,421,827

CONSUMER STAPLES - 1.0%
Asahi Breweries Ltd.                                                           2,000                  24,768 (j)
Carrefour S.A.                                                                 4,306                 205,087 (j)
Diageo PLC.                                                                   17,662                 251,946
Lawson Inc.                                                                    2,500                  92,222
Nestle S.A. (Regd.)                                                            1,419                 371,254
Tesco PLC.                                                                    72,326                 446,778
                                                                                                   1,392,055

ENERGY - 1.2%
BG Group PLC.                                                                 21,941                 149,121
China Petroleum & Chemical Corp.                                             648,000                 264,696
Ente Nazionale Idrocarburi S.p.A.                                             18,500                 463,192 (j)
LUKOIL ADR                                                                     1,081                 132,423
Statoil ASA                                                                    3,752                  58,851
Total S.A.                                                                     2,865                 625,806 (j)
                                                                                                   1,694,089

FINANCIALS - 3.8%
Acom Co. Ltd.                                                                  4,420                 330,842
Aegon N.V.                                                                     6,822                  93,006
Aiful Corp.                                                                    1,150                 126,481
Allianz AG (Regd.)                                                               790                 104,804
AXA S.A.                                                                      11,799                 291,567 (j)
Banca Intesa S.p.A.                                                           42,750                 205,702
Banco Santander Central Hispano S.A. (Regd.)                                  23,023                 285,714 (j)
Bank of Ireland                                                               15,849                 262,175
Bank of Nova Scotia                                                              831                  28,228 (j)
BNP Paribas                                                                    6,537                 473,593 (j)
Credit Agricole S.A.                                                           7,629                 230,208 (j)
Credit Suisse Group (Regd.)                                                    9,038                 379,928 (a)
ING Groep N.V.                                                                 7,289                 220,543
Kookmin Bank                                                                   3,460                 135,365
Lloyds TSB Group PLC.                                                         14,055                 127,635
Manulife Financial Corp.                                                       2,259                 104,452 (j)
Mitsubishi Estate Co. Ltd. (REIT)                                             14,000                 163,950 (j)
Mitsui Sumitomo Insurance Co. Ltd.                                            16,000                 138,968
Prudential PLC.                                                                7,438                  64,689
Riunione Adriatica di Sicurta S.p.A.                                          10,763                 243,437
Royal Bank of Scotland Group PLC.                                             15,883                 534,251
Sampo Oyj (Series A)                                                          11,251                 155,376
Skandinaviska Enskilda Banken AB (Series A)                                    2,740                  52,983
Sun Hung Kai Properties Ltd. (REIT)                                           25,122                 251,294
Svenska Handelsbanken                                                          9,931                 258,534 (j)
UniCredito Italiano S.p.A.                                                    44,947                 258,428
                                                                                                   5,522,153

HEALTHCARE - 1.5%
Chugai Pharmaceutical Co. Ltd.                                                12,900                 213,259 (j)
GlaxoSmithKline PLC.                                                          24,316                 570,483
Novartis AG (Regd.)                                                            7,193                 362,465
Roche Holding AG                                                               3,273                 376,779
Sanofi-Aventis                                                                 2,595                 207,402
Schering AG                                                                    1,116                  83,446
Smith & Nephew PLC.                                                           33,207                 339,810
Teva Pharmaceutical Industries Ltd. ADR                                        1,523                  45,477
                                                                                                   2,199,121

INDUSTRIALS - 2.8%
ABB Ltd. (Regd.)                                                              24,682                 137,834
ACS Actividades de Construccion y Servicios S.A.                               5,394                 123,174
Adecco S.A.                                                                    2,309                 116,252
Asahi Glass Co. Ltd.                                                          26,002                 286,740 (j)
Brambles Industries PLC.                                                      77,288                 386,173
Daikin Industries Ltd.                                                        11,000                 317,752
Empresa Brasileira de Aeronautica S.A. ADR                                     7,892                 263,908
Exel PLC.                                                                      3,625                  50,318
Group 4 Securicor PLC.                                                        36,793                  99,503 (a)
Grupo Ferrovial S.A.                                                             407                  21,752 (j)
Komatsu Ltd.                                                                  47,000                 328,867
Malaysia International Shipping Corp. BHD                                     26,510                 106,738
Mitsui & Co. Ltd.                                                             22,000                 197,307
Mitsui OSK Lines Ltd.                                                         28,000                 168,049
Reliance Industries Ltd. GDR                                                   5,000                 128,100 (b)
Sandvik AB                                                                     7,118                 287,059
Siemens AG (Regd.)                                                             4,367                 370,278 (j)
SMC Corp.                                                                      1,797                 205,707
Smiths Group PLC.                                                             28,516                 450,028
Toto Ltd.                                                                     10,000                  95,443
                                                                                                   4,140,982

INFORMATION TECHNOLOGY - 1.5%
Canon Inc.                                                                     6,000                 323,802 (j)
Hoya Corp.                                                                     2,300                 259,696
Nokia Oyj                                                                     14,720                 232,495
Nortel Networks Corp.                                                         58,899                 204,498 (a)
Samsung Electronics Co. Ltd.                                                     850                 369,904
Taiwan Semiconductor Manufacturing Co. Ltd.                                  307,638                 490,240
Telefonaktiebolaget LM Ericsson (Series B)                                    79,108                 252,369
                                                                                                   2,133,004

MATERIALS - 1.7%
Abitibi-Consolidated Inc.                                                      3,235                  22,302
Alcan Inc.                                                                     6,611                 324,439 (j)
Aracruz Celulose S.A. ADR                                                      3,372                 127,124
BASF AG                                                                        3,631                 261,578
BHP Billiton PLC.                                                             58,315                 683,510
China Steel Corp. ADR                                                          3,542                  79,164 (b)
Cia Vale do Rio Doce ADR                                                       7,928                 193,285 (a)
Cia Vale do Rio Doce ADR                                                      10,181                 295,351
Holcim Ltd.                                                                      409                  24,639
JSR Corp.                                                                      4,300                  94,208
MMC Norilsk Nickel ADR                                                         1,247                  69,208
POSCO                                                                            390                  70,450
Rio Tinto PLC. (Regd.)                                                         9,124                 268,538
                                                                                                   2,513,796

TELECOMMUNICATION SERVICES - 3.1%
America Movil S.A. de C.V. ADR (Series L)                                      2,800                 146,580
Telecom Italia S.p.A                                                         107,172                 348,160
Telefonica S.A.                                                               29,924                 563,744
Telefonica S.A. ADR                                                              257                  14,521
Vodafone Group PLC.                                                          199,901                 542,104
Vodafone Group PLC. ADR                                                      104,849               2,870,766
                                                                                                   4,485,875

UTILITIES - 0.6%
E.ON AG                                                                        4,450                 405,623
Huaneng Power International Inc.                                             309,426                 230,894 (j)
National Grid Transco PLC.                                                     5,363                  51,070
Veolia Environnement                                                           6,406                 231,877 (j)
                                                                                                     919,464

TOTAL FOREIGN EQUITY
(COST $22,866,457)                                                                                27,422,366


                                                                           PRINCIPAL
                                                                             AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 23.3%

U.S. TREASURIES - 6.0%
U.S. Treasury Bonds
5.38%                                           02/15/31                    $375,000              $  405,409
7.25%                                           05/15/16                     230,000                 287,972
8.13%                                           08/15/19 - 08/15/21          680,000                 936,182
U.S. Treasury Inflation Indexed Bonds
2.00%                                           01/15/14                     201,431                 208,536 (n)
2.38%                                           01/15/25                      81,006                  86,538 (n)
3.88%                                           04/15/29                      58,052                  79,581 (n)
4.69%                                           04/15/10                     206,540                 204,507 (d,n)
U.S. Treasury Notes
2.88%                                           11/30/06                   1,430,000               1,425,639
3.38%                                           09/15/09                   2,875,000               2,848,694
3.50%                                           12/15/09                     685,000                 681,685
4.00%                                           02/15/14                     255,000                 251,471
4.25%                                           11/15/13 - 11/15/14        1,325,000               1,328,099
5.00%                                           08/15/11                      10,000                  10,646

TOTAL U.S. TREASURIES
(COST $8,716,047)                                                                                  8,754,959

FEDERAL AGENCIES - 2.6%
Federal Home Loan Bank
2.38%                                           02/15/06                   1,225,000               1,215,438
2.63%                                           10/16/06                     325,000                 321,661
3.75%                                           08/18/09                     450,000                 449,089
Federal Home Loan Mortgage Corp.
3.00%                                           09/29/06                     325,000                 322,691
3.63%                                           09/15/08                     605,000                 604,332
4.50%                                           01/15/14                     305,000                 304,755
4.63%                                           07/18/07                     160,000                 161,598
4.75%                                           12/08/10                      60,000                  60,357
6.75%                                           03/15/31                     150,000                 182,243
Federal National Mortgage Assoc.
6.00%                                           01/18/12                     100,000                 100,137

TOTAL FEDERAL AGENCIES
(COST $3,697,368)                                                                                  3,722,301

AGENCY MORTGAGE BACKED - 9.1%
Federal Home Loan Mortgage Corp.
6.00%                                           04/01/17 - 06/01/33           29,942                  31,094
6.50%                                           03/01/32 - 11/01/34           72,381                  75,840
7.00%                                           08/01/23 - 04/01/31          386,447                 412,542
Federal National Mortgage Assoc.
4.50%                                           07/01/33                      67,001                  64,893
6.00%                                           01/01/19 - 11/01/34          246,271                 255,209
6.50%                                           01/01/19 - 01/01/35        1,527,342               1,602,316
7.00%                                           10/01/22 - 10/01/34          321,348                 342,228
5.00%                                           TBA                        5,475,000               5,461,391 (c)
5.50%                                           TBA                          600,000                 609,000 (c)
6.00%                                           TBA                        3,950,000               4,083,313 (c)
Government National Mortgage Assoc.
4.50%                                           08/15/33 - 09/15/34          137,936                 134,797
6.00%                                           06/15/33                     143,460                 148,665
6.50%                                           06/15/24 - 06/15/34           74,405                  78,292
7.00%                                           06/15/34                      24,884                  26,445

TOTAL AGENCY MORTGAGE BACKED
(COST $13,288,170)                                                                                13,326,025

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
0.3%
Federal Home Loan Mortgage Corp.
4.25%                                           10/15/18                     171,903                  16,089 (g,i)
4.50%                                           11/15/19                      50,000                  47,617
4.75%                                           12/15/30                     271,466                  23,584 (g,i)
5.00%                                           10/15/14 - 12/01/34          444,244                  66,341 (g)
5.00%                                           02/15/34 - 11/15/34          170,000                 161,489
Federal National Mortgage Assoc.
4.50%                                           12/25/19                      25,000                  23,614
5.00%                                           02/25/11                      23,162                     999 (g)
Federal National Mortgage Assoc. REMIC
4.50%                                           11/25/13                      87,944                   5,280 (g)
5.00%                                           10/25/22                      43,660                   7,040 (g)
Government National Mortgage Assoc.
5.00%                                           02/16/34                      35,000                  33,397

TOTAL AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $395,358)                                                                                      385,450

CORPORATE NOTES - 4.9%
Abbey National PLC.
7.95%                                           10/26/29                      30,000                  38,591
AIG SunAmerica Global Financing IX
5.10%                                           01/17/07                      10,000                  10,311 (b)
Alberta Energy Co. Ltd.
7.38%                                           11/01/31                      10,000                  12,043
Amerada Hess Corp.
7.30%                                           08/15/31                      25,000                  27,890
AmerenUE
5.10%                                           08/01/18                      10,000                   9,935
American Electric Power Co. Inc. (Series D)
5.25%                                           06/01/15                     125,000                 125,310
American Greetings
6.10%                                           08/01/28                      10,000                  10,675
American Standard Inc.
7.38%                                           04/15/05                      50,000                  50,605
7.63%                                           02/15/10                      10,000                  11,433
Appalachian Power Co. (Series E)
4.80%                                           06/15/05                      10,000                  10,085
Appalachian Power Co. (Series G)
3.60%                                           05/15/08                       5,000                   4,940
Assurant Inc.
6.75%                                           02/15/34                      20,000                  21,686
AT&T Wireless Services Inc.
7.35%                                           03/01/06                      50,000                  52,325
AT&T Wireless Services Inc.
8.75%                                           03/01/31                      35,000                  47,186
AutoZone Inc.
4.75%                                           11/15/10                      25,000                  24,395
Banco Santander Chile
5.38%                                           12/09/14                      30,000                  30,502 (b)
Bank of America Corp.
3.88%                                           01/15/08                      80,000                  80,450
4.75%                                           10/15/06                      50,000                  51,186
Bank One Corp.
6.50%                                           02/01/06                      85,000                  88,016
BB&T Corp.
4.75%                                           10/01/12                       5,000                   5,016
6.38%                                           06/30/05                      15,000                  15,262 (i)
BBVA Bancomer Capital Trust I
10.50%                                          02/16/11                      25,000                  26,875 (b)
BellSouth Corp.
6.00%                                           11/15/34                      30,000                  30,394
Belo Corp.
8.00%                                           11/01/08                      10,000                  11,265
Brandywine Operating Partnership Lp
4.50%                                           11/01/09                      50,000                  49,659
British Telecommunications PLC.
8.38%                                           12/15/10                      35,000                  41,935
Burlington Northern Santa Fe Corp.
8.13%                                           04/15/20                      25,000                  32,537
Campbell Soup Co.
5.50%                                           03/15/07                      10,000                  10,411
Cendant Corp.
6.25%                                           01/15/08                      35,000                  37,327
Charter One Bank Fsb
6.38%                                           05/15/12                      20,000                  22,003
Citigroup Inc.
5.00%                                           03/06/07                      25,000                  25,794
5.85%                                           12/11/34                      45,000                  46,290
6.63%                                           06/15/32                      40,000                  44,711
City National Corp.
5.13%                                           02/15/13                      10,000                  10,100
CNF Inc.
6.70%                                           05/01/34                      20,000                  21,412
Comcast Cable Communications
6.38%                                           01/30/06                      43,000                  44,414
Comcast Cable Communications Holdings Inc.
8.38%                                           03/15/13                      25,000                  30,812
ConAgra Foods Inc.
6.00%                                           09/15/06                      50,000                  52,075
Consolidated Natural Gas Co.
5.38%                                           11/01/06                      10,000                  10,297
Consumers Energy Co. (Series L)
5.00%                                           02/15/12                      10,000                  10,177 (b)
COX Communications Inc.
5.45%                                           12/15/14                      30,000                  29,999 (b)
CSX Corp.
5.50%                                           08/01/13                      15,000                  15,668
CSX Transportation Inc.
9.75%                                           06/15/20                       8,000                  11,166
DaimlerChrysler NA Holding Corp.
2.96%                                           05/24/06                      30,000                  30,147 (i)
6.50%                                           11/15/13                      90,000                  97,306
Delhaize America Inc.
7.38%                                           04/15/06                      90,000                  94,498
Deutsche Telekom International Finance BV
3.88%                                           07/22/08                     150,000                 149,542
5.25%                                           07/22/13                      30,000                  30,835
Dominion Resources Inc. (Series B)
4.13%                                           02/15/08                      60,000                  60,291
3.66%                                           11/15/06                      20,000                  20,034
Duke Capital LLC
4.30%                                           05/18/06                      30,000                  30,362
4.33%                                           11/16/06                      35,000                  35,439
6.25%                                           02/15/13                      15,000                  16,219
Duke Energy Corp.
4.50%                                           04/01/10                       5,000                   5,059
Enterprise Products Operating LP
4.00%                                           10/15/07                      20,000                  19,951 (b)
EOP Operating LP (REIT)
7.75%                                           11/15/07                      55,000                  60,693
FirstEnergy Corp. (Series B)
6.45%                                           11/15/11                      30,000                  32,594
Ford Motor Credit Co.
5.63%                                           10/01/08                       5,000                   5,099
5.80%                                           01/12/09                      20,000                  20,389
7.38%                                           02/01/11                     110,000                 118,486
FPL Group Capital Inc.
7.38%                                           06/01/09                      35,000                  39,455
General Mills Inc.
5.13%                                           02/15/07                      85,000                  87,670
General Motors Acceptance Corp.
6.13%                                           09/15/06                     125,000                 128,145
6.75%                                           01/15/06                      15,000                  15,389
6.88%                                           09/15/11                     115,000                 117,497
General Motors Corp.
7.20%                                           01/15/11                      10,000                  10,245
8.38%                                           07/15/33                      20,000                  20,573
Georgia Power Co.
4.88%                                           07/15/07                      15,000                  15,433
Glencore Funding LLC
6.00%                                           04/15/14                      15,000                  14,512 (b)
Golden West Financial Corp.
4.75%                                           10/01/12                      10,000                  10,071
Goldman Sachs Group Inc.
5.25%                                           10/15/13                      40,000                  40,935
6.60%                                           01/15/12                      60,000                  66,922
Goodrich Corp.
7.10%                                           11/15/27                      20,000                  21,922
Grupo Televisa S.A.
8.00%                                           09/13/11                      20,000                  23,200
GTECH Holdings Corp.
4.50%                                           12/01/09                      20,000                  19,999 (b)
HBOS Capital Funding LP
6.07%                                           06/30/49                      35,000                  37,512 (b,i)
HBOS PLC.
3.13%                                           01/12/07                      20,000                  19,853 (b)
HCA Inc.
5.50%                                           12/01/09                      15,000                  15,005
Hertz Corp.
3.40%                                           08/05/08                      55,000                  55,279 (i)
6.35%                                           06/15/10                      10,000                  10,297
Household Finance Corp.
3.38%                                           02/21/06                      10,000                  10,020
6.38%                                           11/27/12                     150,000                 165,504
HSBC Bank USA NA
3.88%                                           09/15/09                      45,000                  44,593
HSBC Capital Funding LP
4.61%                                           12/29/49                      30,000                  28,958 (b,i)
HSBC Finance Corp.
6.75%                                           05/15/11                      90,000                 101,008
Hudson United Bank
7.00%                                           05/15/12                      50,000                  56,005
Huntington National Bank
2.75%                                           10/16/06                      15,000                  14,821
Hydro Quebec
8.25%                                           04/15/26                      65,000                  89,657
iStar Financial Inc.
6.00%                                           12/15/10                     105,000                 110,792
Jersey Central Power & Light
5.63%                                           05/01/16                      15,000                  15,646
Kellogg Co. (Series B)
6.60%                                           04/01/11                      60,000                  67,142
Kerr-McGee Corp.
5.88%                                           09/15/06                      25,000                  25,936
6.95%                                           07/01/24                      15,000                  16,560
Keycorp
4.63%                                           05/16/05                      30,000                  30,204
KFW International Finance
4.75%                                           01/24/07                     125,000                 128,521
Kinder Morgan Energy Partners LP
5.13%                                           11/15/14                      25,000                  24,973
Kinder Morgan Inc.
6.50%                                           09/01/12                      40,000                  43,783
Kraft Foods Inc.
4.13%                                           11/12/09                     110,000                 109,362
Lockheed Martin Corp.
8.50%                                           12/01/29                     100,000                 136,584
Marsh & McLennan Cos. Inc.
5.38%                                           07/15/14                      80,000                  78,000
Masco Corp.
6.75%                                           03/15/06                      15,000                  15,609
Merck & Co. Inc.
5.25%                                           07/01/06                      20,000                  20,546
Metropolitan Life Global Funding I
4.75%                                           06/20/07                       5,000                   5,130 (b)
Midamerican Energy Holdings Co.
3.50%                                           05/15/08                      10,000                   9,789
Morgan Stanley
4.00%                                           01/15/10                      30,000                  29,659
5.30%                                           03/01/13                     100,000                 103,010
Motorola Inc.
4.61%                                           11/16/07                      20,000                  20,395
National Rural Utilities Cooperative Finance
Corp.
6.00%                                           05/15/06                      10,000                  10,362
Nationwide Mutual Insurance Co.
7.88%                                           04/01/33                      10,000                  11,914 (b)
News America Inc.
6.20%                                           12/15/34                      25,000                  25,338 (b)
Noble Energy Inc.
8.00%                                           04/01/27                      20,000                  25,148
Nordic Investment Bank
2.75%                                           01/11/06                      10,000                   9,991
Norfolk Southern Corp.
7.05%                                           05/01/37                      35,000                  41,090
Norfolk Southern Railway Co.
9.75%                                           06/15/20                      12,000                  16,931
Northeast Utilities (Series B)
3.30%                                           06/01/08                      10,000                   9,771
Northrop Grumman Corp.
4.08%                                           11/16/06                      90,000                  90,909
Ocean Energy Inc.
4.38%                                           10/01/07                       5,000                   5,045
Ohio Power Co. (Series E)
6.60%                                           02/15/33                       5,000                   5,607
Pemex Finance Ltd.
9.69%                                           08/15/09                      33,250                  37,343
Pemex Project Funding Master Trust
7.38%                                           12/15/14                     190,000                 210,520
8.63%                                           02/01/22                      20,000                  23,200
Pepco Holdings Inc.
5.50%                                           08/15/07                      20,000                  20,747
Petrobras International Finance Co.
9.75%                                           07/06/11                      15,000                  18,113
Petro-Canada
5.35%                                           07/15/33                      10,000                   9,316
Petroleos Mexicanos
9.50%                                           09/15/27                       5,000                   6,250
Pioneer Natural Resources Co.
6.50%                                           01/15/08                      35,000                  37,472
Potomac Edison Co.
5.35%                                           11/15/14                      15,000                  15,117 (b)
Principal Life Global Funding I
5.25%                                           01/15/13                      15,000                  15,331 (b)
Procter & Gamble - ESOP (Series A)
9.36%                                           01/01/21                      30,000                  39,946
Prudential Financial Inc.
4.10%                                           11/15/06                      80,000                  80,876 (k)
PSI Energy Inc.
6.65%                                           06/15/06                      10,000                  10,416
Public Service Co. of New Mexico
4.40%                                           09/15/08                      15,000                  15,062
Quest Diagnostics
6.75%                                           07/12/06                      15,000                  15,688
Rabobank Capital Funding Trust
5.25%                                           12/29/49                      20,000                  19,891 (b,i)
Raytheon Co.
4.85%                                           01/15/11                      20,000                  20,483
6.40%                                           12/15/18                      25,000                  27,562
RBS Capital Trust I
5.51%                                           09/29/49                     130,000                 132,977 (i)
Reckson Operating Partnership LP
5.88%                                           08/15/14                      20,000                  20,745
SBC Communications Inc.
5.10%                                           09/15/14                      25,000                  25,232
Shurgard Storage Centers Inc. (REIT)
5.88%                                           03/15/13                       5,000                   5,167
Simon Property Group LP (REIT)
4.88%                                           08/15/10                      20,000                  20,386 (b)
SLM Corp.
4.00%                                           01/15/09                      20,000                  20,002
Southern California Edison Co.
8.00%                                           02/15/07                      50,000                  54,439
SouthTrust Bank
7.00%                                           11/15/08                       5,000                   5,585
Southwest Airlines Co.
5.25%                                           10/01/14                      10,000                  10,046
Sprint Capital Corp.
4.78%                                           08/17/06                      50,000                  50,958 (k)
6.00%                                           01/15/07                      40,000                  41,852
6.13%                                           11/15/08                      45,000                  48,267
6.90%                                           05/01/19                      20,000                  22,331
8.38%                                           03/15/12                      15,000                  18,285
8.75%                                           03/15/32                      75,000                  99,790
State of Illinois
4.95%                                           06/01/23                      30,000                  29,221
Telecom Italia Capital S.A. (Series B)
5.25%                                           11/15/13                      30,000                  30,341
Telefonos de Mexico S.A. de C.V.
4.50%                                           11/19/08                      75,000                  75,588
8.25%                                           01/26/06                      65,000                  68,270
TELUS Corp.
7.50%                                           06/01/07                      50,000                  54,336
The Walt Disney Co.
6.75%                                           03/30/06                      10,000                  10,425
Time Warner Inc.
7.75%                                           06/15/05                      15,000                  15,282
9.13%                                           01/15/13                      30,000                  38,296
TuranAlem Finance BV
7.88%                                           06/02/10                      30,000                  30,000 (b)
TXU Electric Delivery Co.
6.38%                                           05/01/12                      20,000                  21,967
Tyco International Group S.A.
5.80%                                           08/01/06                      15,000                  15,541
6.75%                                           02/15/11                     115,000                 129,109
Tyson Foods Inc.
7.25%                                           10/01/06                     110,000                 116,779
UBS Preferred Funding Trust I
8.62%                                           10/29/49                      25,000                  30,227 (i)
Union Pacific Corp.
6.65%                                           01/15/11                      15,000                  16,739
Unisys Corp.
8.13%                                           06/01/06                      15,000                  15,788
US Bank National Assoc.
2.85%                                           11/15/06                      20,000                  19,805
Valero Energy Corp.
7.50%                                           04/15/32                      20,000                  24,077
Verizon
6.50%                                           09/15/11                      20,000                  21,966
Verizon Global Funding Corp.
7.75%                                           12/01/30 - 06/15/32          165,000                 205,263
Verizon Pennsylvania Inc. (Series A)
5.65%                                           11/15/11                      35,000                  36,830
Viacom Inc.
5.50%                                           05/15/33                      10,000                   9,754
Wachovia Corp.
5.25%                                           08/01/14                      30,000                  30,729
Washington Mutual Bank FA
5.13%                                           01/15/15                      20,000                  19,851
Washington Mutual Inc.
5.63%                                           01/15/07                       5,000                   5,203
WellPoint Inc.
4.25%                                           12/15/09                      20,000                  20,028 (b)
Wells Fargo & Co.
5.25%                                           12/01/07                      25,000                  26,115
Westar Energy Inc.
9.75%                                           05/01/07                      50,000                  55,960
Weyerhaeuser Co.
6.00%                                           08/01/06                      60,000                  62,487
6.13%                                           03/15/07                      20,000                  21,094
6.75%                                           03/15/12                      15,000                  16,920
Wisconsin Energy Corp.
5.88%                                           04/01/06                       5,000                   5,159
Yara International ASA
5.25%                                           12/15/14                      20,000                  20,127 (b)

TOTAL CORPORATE NOTES
(COST $7,146,749)                                                                                  7,193,006

NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS - 0.0%*
Master Alternative Loans Trust
6.50%                                           01/25/35                      45,000                  47,060
(COST $47,127)

SOVEREIGN BONDS - 0.4%
Government of Bahamas
6.63%                                           05/15/33                      10,000                  11,379 (b)
Government of Finland
4.75%                                           03/06/07                      80,000                  82,549
Government of Russia
5.00%                                           03/31/30                      25,000                  25,750 (b,k)
Government fo Mexico
6.75%                                           09/27/34                      95,000                  93,480
Ontario Electricity Financial Corp.
7.45%                                           03/31/13                       5,000                   6,076
Province of British Columbia
4.63%                                           10/03/06                      25,000                  25,607
Province of Manitoba Canada
4.25%                                           11/20/06                      75,000                  76,374
Province of New Brunswick
3.50%                                           10/23/07                      10,000                  10,012
Province of Ontario
3.50%                                           09/17/07                      10,000                  10,001
5.13%                                           07/17/12                     150,000                 158,014
Province of Quebec
5.00%                                           07/17/09                      60,000                  62,628

TOTAL SOVEREIGN BONDS
(COST $554,418)                                                                                      561,870

TOTAL BONDS AND NOTES
 (COST $33,845,237)                                                                               33,990,671

                                                                           NUMBER OF
                                                                             SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.0%
--------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                             18,917                $577,536
Industrial Select Sector SPDR Fund                                            73,538               2,284,826

TOTAL EXCHANGE TRADED FUNDS
(COST $2,526,373)                                                                                  2,862,362

--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.0%*
--------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                    45                  45,720 (b,i)
 (COST $46,463)

TOTAL INVESTMENTS IN SECURITIES
 (COST $127,855,672)                                                                             140,376,143

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.8%
--------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund                                            14,476,543              14,476,543 (l)
State Street Navigator Securities Lending Prime Portfolio                  4,139,985               4,139,985 (e,m)

TOTAL SHORT-TERM INVESTMENTS
(COST $18,616,528)                                                                                18,616,528

TOTAL INVESTMENTS
(COST $146,472,200)                                                                              158,992,671

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET (9.2)%                                                                                       (13,346,820)


                                                                                                ------------
NET ASSETS - 100.0%                                                                             $145,645,851
                                                                                                ============


--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The Strategic Investment Fund had the following long future contract open at December 31, 2004:

                                                                        NUMBER OF     CURRENT NOTIONAL     UNREALIZED
DESCRIPTION                                       EXPIRATION DATE       CONTRACTS          VALUE          APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                March 2005             3            $912,000              $--


                          GE INSTITUTIONAL INCOME FUND

            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT                 VALUE
----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 108.4%

U.S. TREASURIES - 17.4%
U.S. Treasury Bonds
5.38%                                            02/15/31                    $3,938,000            $4,257,332 (j)
7.13%                                            02/15/23                     1,630,000             2,080,663 (h)
7.25%                                            05/15/16                       760,000               951,558 (h)
8.13%                                            08/15/19 - 08/15/21          4,096,000             5,636,030 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                            01/15/14                     1,187,927             1,229,825 (n)
2.38%                                            01/15/25                       531,605               567,902 (n)
3.88%                                            04/15/29                       383,143               525,232 (n)
4.69%                                            04/15/10                     1,486,077             1,471,454 (d,n)
U.S. Treasury Notes
2.88%                                            11/30/06                     3,285,000             3,274,981 (j)
3.13%                                            05/15/07                     6,150,000             6,146,986 (j)
3.38%                                            09/15/09                     7,720,000             7,649,362 (j)
3.50%                                            12/15/09                     1,000,000               995,160 (j)
4.00%                                            02/15/14                       923,000               910,226 (j)
4.25%                                            11/15/13 - 11/15/14          3,687,000             3,696,066 (j)
5.00%                                            08/15/11                     1,575,000             1,676,698

TOTAL U.S. TREASURIES
(COST $40,580,246)                                                                                 41,069,475

FEDERAL AGENCIES - 7.5%
Federal Home Loan Bank
2.38%                                            02/15/06                     2,930,000             2,907,128 (h)
2.63%                                            10/16/06                     2,195,000             2,172,447 (j)
3.75%                                            08/18/09                     1,650,000             1,646,658 (j)
Federal Home Loan Mortgage Corp.
3.00%                                            09/29/06                     2,190,000             2,174,440 (h)
3.63%                                            09/15/08                     2,895,000             2,891,803 (j)
4.50%                                            01/15/14                     1,470,000             1,468,819 (h)
4.63%                                            07/18/07                     1,225,000             1,237,238 (h)
4.75%                                            12/08/10                     1,630,000             1,639,697 (h)
6.75%                                            03/15/31                       915,000             1,111,679 (h)
Federal National Mortgage Assoc.
6.00%                                            01/18/12                       440,000               440,604 (h)

TOTAL FEDERAL AGENCIES
(COST $17,539,460)                                                                                 17,690,513

AGENCY MORTGAGE BACKED - 31.5%
Federal Home Loan Mortgage Corp.
5.00%                                            04/01/13                       408,638               415,711
6.00%                                            04/01/17 - 05/01/34          1,130,990             1,170,171
6.50%                                            01/01/27 - 11/01/34          2,401,921             2,516,972
7.00%                                            10/01/16 - 08/01/34            325,021               343,757
7.50%                                            09/01/12 - 09/01/33             82,959                88,577
8.00%                                            11/01/30                       100,524               109,268
8.50%                                            02/01/30 - 05/01/30            154,798               167,549
Federal National Mortgage Assoc.
4.50%                                            07/01/33                       379,670               367,727
5.50%                                            04/01/14 - 08/01/33          1,021,395             1,040,908
6.00%                                            02/01/14 - 11/01/34          3,866,300             4,001,695
6.50%                                            06/01/17 - 01/01/35          5,818,705             6,104,283
7.00%                                            03/01/15 - 10/01/34          2,246,562             2,379,542 (h)
7.50%                                            09/01/13 - 03/01/34          1,193,239             1,276,778 (h)
8.00%                                            12/01/12 - 11/01/33            533,927               574,502
8.50%                                            05/01/31                        19,041                20,593
9.00%                                            06/01/09 - 12/01/22            104,027               112,955
5.00%                                            TBA                         36,810,000            36,798,769 (c)
5.50%                                            TBA                          3,420,000             3,471,300 (c)
6.00%                                            TBA                         10,125,000            10,466,719 (c)
Government National Mortgage Assoc.
4.50%                                            08/15/33 - 09/15/34            729,009               712,419
6.00%                                            04/15/33 - 04/15/34            744,316               771,352
6.50%                                            04/15/19 - 08/15/34            787,841               829,338
7.00%                                            03/15/12 - 06/15/34            191,360               203,130
7.50%                                            08/15/31 - 10/15/33            284,492               304,916
8.00%                                            05/15/30 - 09/15/30              7,112                 7,674
8.50%                                            10/15/17                        39,625                43,333
9.00%                                            11/15/16 - 12/15/21            148,698               165,595

TOTAL AGENCY MORTGAGE BACKED
(COST $74,418,193)                                                                                 74,465,533

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
5.6%
Federal Home Loan Mortgage Corp.
4.25%                                            10/15/18                     1,009,928                94,523 (g,i)
4.50%                                            11/15/19                       300,000               285,703
4.50%                                            04/15/13 - 03/15/18          1,718,952               196,594 (g)
4.75%                                            12/15/30                     2,262,217               196,530 (g,i)
5.00%                                            01/15/11 - 12/01/34          7,057,316             1,006,510 (g)
5.00%                                            02/15/34 - 11/15/34          2,185,000             2,098,353
5.50%                                            04/15/17 - 06/15/33          1,240,776               235,422 (g)
5.68%                                            05/25/43                       617,393                60,775 (g,i)
5.85%                                            10/15/33                       280,000               216,955 (i)
6.25%                                            01/15/23                        14,800                14,833
7.22%                                            12/15/33                       175,000               146,983 (i)
7.50%                                            01/15/16                       106,910               113,314
7.50%                                            07/15/27                        43,753                 6,454 (g)
10.45%                                           06/15/33                       773,446               784,518 (i)
16.18%                                           09/25/43                     3,955,363                38,936 (d,g,i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                            02/01/23 - 07/01/24             34,555                 6,784 (g)
Federal Home Loan Mortgage STRIPS
5.00%                                            08/01/27                         8,034                 6,977 (d,f)
Federal National Mortgage Assoc.
1.17%                                            12/25/42                     1,000,667                31,740 (g,i)
2.22%                                            06/25/43                     3,623,921               191,388 (g,i)
4.00%                                            08/25/17 - 02/25/28            992,361               980,505
4.50%                                            12/25/19                       225,000               212,525
4.58%                                            10/25/29                       718,076                64,402 (g,i)
4.68%                                            12/25/30                     1,139,104                98,248 (g,i)
4.75%                                            11/25/14                       224,999                20,419 (g)
5.00%                                            02/25/11 - 02/25/32          1,045,401                90,996 (g)
5.08%                                            05/25/18                     1,409,568               148,550 (g,i)
5.18%                                            09/25/42                     5,133,563               466,986 (g,i)
5.23%                                            04/25/17 - 10/25/17          1,618,224               160,568 (g,i)
5.28%                                            08/25/16                       563,736                48,481 (g,i)
5.50%                                            01/25/27                       481,966                59,794 (g)
5.68%                                            06/25/42                       807,210                79,712 (g,i)
6.00%                                            12/25/34                       275,000               292,961
8.00%                                            07/25/14                       355,980               373,530
9.37%                                            09/25/31                       456,251               449,955 (i)
10.42%                                           05/25/17 - 12/25/17            479,429               503,265 (i)
13.40%                                           03/25/17                        60,500                67,040 (i)
14.77%                                           04/25/32                       143,811               158,675 (i)
Federal National Mortgage Assoc. (Class S)
4.68%                                            02/25/31                       712,225                65,213 (g,i)
Federal National Mortgage Assoc. REMIC
2.00%                                            06/25/43                     5,670,603               295,935 (g,i)
4.50%                                            11/25/13                     1,283,981                75,971 (g)
5.00%                                            10/25/22                       329,434                53,121 (g)
11.29%                                           03/25/31                       731,189               773,232 (i)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                         03/25/22                            65                   998 (g)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                         05/25/22                            52                 1,594 (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                            11/01/23 - 01/01/24            234,668                43,581 (g)
8.00%                                            08/01/23 - 07/01/24             71,908                14,208 (g)
Government National Mortgage Assoc.
5.00%                                            02/16/34                       335,000               319,657
Vendee Mortgage Trust
9.79%                                            05/15/33                     2,309,330                81,548 (d,g,i)
Washington Mutual Inc.
2.74%                                            10/25/07                     1,500,000             1,500,000

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $14,892,031)                                                                                 13,234,962

ASSET BACKED - 13.6%
American Express Credit Account Master Trust
(Class A)
1.69%                                            01/15/09                       195,000               190,757
2.52%                                            12/15/08                       200,000               200,328 (i)
Bank One Issuance Trust
3.59%                                            05/17/10                        90,000                90,072
3.76%                                            08/15/08                       323,000               324,250
Bank One Issuance Trust (Class A)
2.51%                                            12/15/10                     3,500,000             3,508,961 (i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
2.79%                                            01/25/34                       278,172               278,311 (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                            03/25/09                       192,000               190,489
Capital Auto Receivables Asset Trust (Class A)
2.49%                                            04/17/06                        70,594                70,610 (i)
Capital Auto Receivables Asset Trust (Class B)
3.92%                                            11/16/09                       311,000               310,806
Capital One Master Trust (Class C)
6.70%                                            06/15/11                       200,000               216,160 (b)
Capital One Prime Auto Receivables Trust (Class
A)
2.48%                                            09/17/07                       400,000               400,190 (i)
CDC Mortgage Capital Trust (Class A)
2.91%                                            03/25/33                        60,717                60,932 (i,m)
Chase Funding Mortgage Loan Asset-Backed
Certificates
2.67%                                            03/25/32                        74,292                74,430 (i)
Citibank Credit Card Issuance Trust
2.53%                                            09/17/07                       600,000               600,063 (i)
2.74%                                            03/07/08                     1,012,000             1,013,741 (i)
4.45%                                            04/07/10                       252,000               254,875
6.65%                                            05/15/08                        66,000                68,690
Countrywide Asset-Backed Certificates
2.52%                                            11/25/23                       356,517               356,578 (i)
2.66%                                            07/25/31                        28,306                28,316 (i,m)
2.68%                                            05/25/32                        21,167                21,192 (i)
Countrywide Home Equity Loan Trust (Class A)
2.63%                                            07/15/27                       186,363               186,224 (i)
Daimler Chrysler Auto Trust (Class B)
2.85%                                            08/08/10                        84,000                82,282
Discover Card Master Trust I (Class A)
2.58%                                            09/18/07 - 11/15/07          1,007,000             1,007,525 (i,m)
Federal National Mortgage Assoc.
3.95%                                            12/26/31                       280,000               281,306
First USA Credit Card Master Trust (Class A)
2.55%                                            11/19/08                     1,400,000             1,402,386 (i)
Fleet Credit Card Master Trust II (Class A)
2.54%                                            04/15/10                     2,200,000             2,206,004 (i)
5.60%                                            12/15/08                       673,000               694,193
Fleet Home Equity Loan Trust (Class A)
2.66%                                            01/20/33                       479,574               479,343 (i)
Ford Credit Auto Owner Trust (Class B)
4.79%                                            11/15/06                       312,000               314,542
Ford Credit Floorplan Master Owner Trust (Class
A)
2.44%                                            07/15/09                     4,000,000             4,002,992 (i)
Hertz Vehicle Financing LLC
2.51%                                            05/25/08                     3,000,000             3,001,005 (b,i)
Household Automotive Trust (Class A)
2.71%                                            07/17/09                       500,000               501,532 (i)
MBNA Credit Card Master Note Trust (Class C)
4.05%                                            01/15/08                       156,000               156,862
MBNA Master Credit Card Trust USA (Class A)
2.20%                                            12/17/07                       250,000               250,108 (i,m)
2.66%                                            08/15/08                       700,000               702,185 (i)
Option One Mortgage Loan Trust (Class A)
2.84%                                            02/25/33                     3,746,330             3,756,029 (i,m)
Peco Energy Transition Trust
6.52%                                            12/31/10                       169,000               188,514
Residential Asset Mortgage Products Inc.
2.66%                                            03/25/34                       153,455               153,458 (i)
2.69%                                            12/25/33                     1,000,000             1,000,017 (i,m)
2.75%                                            12/25/33                       484,259               485,825 (i)
Residential Asset Mortgage Products Inc.
(Class A)
2.72%                                            01/25/34                       563,180               562,548 (i,m)
Residential Asset Securities Corp.
2.67%                                            07/25/32                        89,460                89,308 (i)
Residential Asset Securities Corp. (Class A)
2.69%                                            04/25/32                       518,698               519,491 (i)
2.79%                                            01/25/33                       517,659               518,542 (i)
4.16%                                            07/25/30                       179,000               179,734 (i)
Saxon Asset Securities Trust (Class A)
2.82%                                            12/25/32                        76,061                76,169 (i)
SLM Student Loan Trust (Class A)
2.54%                                            06/15/18                       494,411               494,717 (i)
Wachovia Asset Securitization Inc. (Class A)
2.64%                                            06/25/34                       443,442               443,442 (i)
Wells Fargo Home Equity Trust
3.97%                                            09/25/24                       117,000               116,462 (i)

TOTAL ASSET BACKED
(COST $32,147,313)                                                                                 32,112,496

CORPORATE NOTES - 22.9%
Abbey National PLC.
7.95%                                            10/26/29                       280,000               360,184
AIG SunAmerica Global Financing IX
5.10%                                            01/17/07                       280,000               288,705 (b)
Alberta Energy Co. Ltd.
7.38%                                            11/01/31                        80,000                96,342
Allstate Financial Global Funding
5.25%                                            02/01/07                       265,000               273,567 (b)
Amerada Hess Corp.
7.30%                                            08/15/31                       225,000               251,010
America Movil S.A. de C.V.
5.75%                                            01/15/15                       225,000               224,705 (b)
American Electric Power Co. Inc. (Series D)
5.25%                                            06/01/15                       220,000               220,546
American Greetings
6.10%                                            08/01/28                        90,000                96,075
American Standard Inc.
7.38%                                            04/15/05                       260,000               263,146
7.63%                                            02/15/10                       185,000               211,506
Appalachian Power Co. (Series C)
2.89%                                            06/29/07                       200,000               200,190 (i)
Appalachian Power Co. (Series E)
4.80%                                            06/15/05                       230,000               231,945
Appalachian Power Co. (Series G)
3.60%                                            05/15/08                       135,000               133,388
Assurant Inc.
6.75%                                            02/15/34                       190,000               206,018
AT&T Wireless Services Inc.
7.35%                                            03/01/06                       180,000               188,371
8.75%                                            03/01/31                       315,000               424,674
AutoZone Inc.
4.75%                                            11/15/10                       190,000               185,405
Banco Santander Chile
5.38%                                            12/09/14                       305,000               310,103 (b)
Bank of America Corp.
2.45%                                            02/17/09                        10,000                10,014 (i)
3.88%                                            01/15/08                       145,000               145,815
7.40%                                            01/15/11                       185,000               214,592
Bank One Corp.
6.50%                                            02/01/06                       325,000               336,532
BB&T Corp.
4.75%                                            10/01/12                       115,000               115,375
6.38%                                            06/30/05                       230,000               234,014 (i)
BBVA Bancomer Capital Trust I
10.50%                                           02/16/11                       320,000               344,000 (b)
BellSouth Corp.
6.00%                                            11/15/34                       280,000               283,681
Belo Corp.
8.00%                                            11/01/08                       175,000               197,134
Brandywine Operating Partnership Lp
4.50%                                            11/01/09                       400,000               397,275
British Telecommunications PLC.
8.38%                                            12/15/10                       170,000               203,686
Burlington Northern Santa Fe Corp.
8.13%                                            04/15/20                       285,000               370,922
Campbell Soup Co.
5.50%                                            03/15/07                       230,000               239,456
Carolina Power & Light Co.
6.13%                                            09/15/33                        80,000                85,192
Cendant Corp.
6.25%                                            01/15/08                       345,000               367,941
Charter One Bank Fsb
6.38%                                            05/15/12                       170,000               187,021
Citigroup Inc.
5.85%                                            12/11/34                       410,000               421,752
6.63%                                            06/15/32                       300,000               335,332
City National Corp.
5.13%                                            02/15/13                       195,000               196,953
CNF Inc.
6.70%                                            05/01/34                       205,000               219,472
Comcast Cable Communications
6.38%                                            01/30/06                       420,000               433,814
Comcast Cable Communications Holdings Inc.
8.38%                                            03/15/13                        25,000                30,812
ConAgra Foods Inc.
6.00%                                            09/15/06                       280,000               291,619
Consolidated Edison Co. of New York
5.63%                                            07/01/12                       170,000               181,523
Consolidated Natural Gas Co.
5.38%                                            11/01/06                       255,000               262,584
Consumers Energy Co. (Series L)
5.00%                                            02/15/12                       240,000               244,254 (b)
Countrywide Home Loans Inc.
5.63%                                            05/15/07                       265,000               276,391
COX Communications Inc.
5.45%                                            12/15/14                       285,000               284,989 (b)
CSX Corp.
5.50%                                            08/01/13                       150,000               156,684
CSX Transportation Inc.
9.75%                                            06/15/20                       115,000               160,514
DaimlerChrysler NA Holding Corp.
2.96%                                            05/24/06                       300,000               301,474 (i)
6.50%                                            11/15/13                       200,000               216,235
7.25%                                            01/18/06                       150,000               156,094
Delhaize America Inc.
7.38%                                            04/15/06                       420,000               440,990
Deutsche Telekom International Finance BV
3.88%                                            07/22/08                       470,000               468,564
5.25%                                            07/22/13                       280,000               287,795
Dominion Resources Inc. (Series B)
4.13%                                            02/15/08                       185,000               185,896
Dominion Resources Inc. (Series G)
3.66%                                            11/15/06                       470,000               470,804
Duke Capital LLC
4.30%                                            05/18/06                       180,000               182,173
4.33%                                            11/16/06                        50,000                50,627
6.25%                                            02/15/13                       385,000               416,290
Duke Energy Corp.
4.50%                                            04/01/10                       150,000               151,771
Enterprise Products Operating LP
4.00%                                            10/15/07                       375,000               374,085 (b)
EOP Operating LP (REIT)
7.75%                                            11/15/07                       240,000               264,841
European Investment Bank
4.63%                                            03/01/07                        30,000                30,866
FirstEnergy Corp. (Series B)
6.45%                                            11/15/11                       285,000               309,644
Ford Motor Credit Co.
5.63%                                            10/01/08                       175,000               178,460
5.80%                                            01/12/09                       260,000               265,060
7.38%                                            02/01/11                       590,000               635,515
FPL Group Capital Inc. (Series A)
4.09%                                            02/16/07                       260,000               262,754
General Mills Inc.
5.13%                                            02/15/07                       225,000               232,067
General Motors Acceptance Corp.
3.19%                                            05/18/06                       550,000               546,749 (i)
6.13%                                            09/15/06                       294,000               301,398
6.75%                                            01/15/06                       295,000               302,654
6.88%                                            09/15/11                       375,000               383,144
7.25%                                            03/02/11                        47,000                49,081
General Motors Corp.
7.20%                                            01/15/11                       190,000               194,664
8.38%                                            07/15/33                       190,000               195,443
Georgia Power Co.
4.88%                                            07/15/07                       305,000               313,805
Glencore Funding LLC
6.00%                                            04/15/14                        50,000                48,374 (b)
Goldman Sachs Group Inc.
5.25%                                            10/15/13                       375,000               383,763
6.60%                                            01/15/12                        55,000                61,346
Goodrich Corp.
7.10%                                            11/15/27                       200,000               219,223
Grupo Televisa S.A.
8.00%                                            09/13/11                       190,000               220,400
GTECH Holdings Corp.
4.50%                                            12/01/09                       190,000               189,987 (b)
HBOS Capital Funding LP
6.07%                                            06/30/49                       330,000               353,680 (b,i)
HBOS PLC.
3.13%                                            01/12/07                       170,000               168,747 (b)
HCA Inc.
5.50%                                            12/01/09                       135,000               135,044
Hertz Corp.
6.35%                                            06/15/10                       190,000               195,649
Household Finance Corp.
3.38%                                            02/21/06                       140,000               140,284
6.38%                                            11/27/12                       300,000               331,008
6.50%                                            01/24/06 - 11/15/08            355,000               381,329
HSBC Bank USA NA
3.88%                                            09/15/09                       380,000               376,562
HSBC Capital Funding LP
4.61%                                            12/29/49                       435,000               419,891 (b,i)
HSBC Capital Funding LP (Series 1)
9.55%                                            12/31/49                        64,000                79,735 (b,i)
HSBC Finance Corp.
6.75%                                            05/15/11                       470,000               527,486
Hudson United Bank
7.00%                                            05/15/12                       395,000               442,438
Huntington National Bank
2.75%                                            10/16/06                       235,000               232,201
Hydro Quebec
8.25%                                            04/15/26                        10,000                13,793
iStar Financial Inc.
6.00%                                            12/15/10                       395,000               416,788
iStar Financial Inc. (REIT)
3.72%                                            03/12/07                       195,000               198,100 (i)
Jersey Central Power & Light
5.63%                                            05/01/16                       150,000               156,464
John Hancock Global Funding II
5.63%                                            06/27/06                       157,000               161,810 (b)
Kellogg Co. (Series B)
6.60%                                            04/01/11                       410,000               458,801
Kerr-McGee Corp.
5.88%                                            09/15/06                       200,000               207,484
6.95%                                            07/01/24                       185,000               204,246
Keycorp
4.63%                                            05/16/05                       135,000               135,920
KFW International Finance
4.75%                                            01/24/07                        90,000                92,535
Kinder Morgan Energy Partners LP
5.13%                                            11/15/14                       225,000               224,756
Kinder Morgan Inc.
6.50%                                            09/01/12                       235,000               257,228
Kraft Foods Inc.
4.13%                                            11/12/09                       545,000               541,839
Lockheed Martin Corp.
8.50%                                            12/01/29                       460,000               628,285
Marsh & McLennan Cos. Inc.
2.19%                                            07/13/07                     1,000,000               977,038 (i)
5.38%                                            07/15/14                       370,000               360,751
Masco Corp.
6.75%                                            03/15/06                       255,000               265,360
Merck & Co. Inc.
5.25%                                            07/01/06                       190,000               195,184
Merrill Lynch & Co. Inc.
2.71%                                            01/14/05                     2,000,000             2,000,166 (i,m)
Metropolitan Life Global Funding I
4.75%                                            06/20/07                        95,000                97,467 (b)
Midamerican Energy Holdings Co.
3.50%                                            05/15/08                       260,000               254,505
Morgan Stanley
4.00%                                            01/15/10                       280,000               276,819
4.25%                                            05/15/10                        55,000                54,900
5.30%                                            03/01/13                       200,000               206,020
Motorola Inc.
4.61%                                            11/16/07                       270,000               275,329
National Rural Utilities Cooperative Finance
Corp.
6.00%                                            05/15/06                        61,000                63,206
Nationwide Mutual Insurance Co.
7.88%                                            04/01/33                        95,000               113,183 (b)
NB Capital Trust IV
8.25%                                            04/15/27                       229,000               255,036
News America Inc.
6.20%                                            12/15/34                       225,000               228,041 (b)
Noble Energy Inc.
8.00%                                            04/01/27                       255,000               320,642
Norfolk Southern Corp.
6.00%                                            04/30/08                        55,000                58,883
7.05%                                            05/01/37                       350,000               410,903
Norfolk Southern Railway Co.
9.75%                                            06/15/20                       160,000               225,744
Northeast Utilities (Series B)
3.30%                                            06/01/08                       170,000               166,099
Northrop Grumman Corp.
4.08%                                            11/16/06                       145,000               146,465
Ocean Energy Inc.
4.38%                                            10/01/07                       115,000               116,038
Ohio Power Co. (Series E)
6.60%                                            02/15/33                        95,000               106,540
Pacific Gas & Electric Co.
2.72%                                            04/03/06                       181,000               181,181 (i)
Pemex Finance Ltd.
9.03%                                            02/15/11                       398,000               457,525
9.69%                                            08/15/09                       541,500               608,164
Pemex Project Funding Master Trust
7.38%                                            12/15/14                       260,000               288,080
8.63%                                            02/01/22                       185,000               214,600
Pepco Holdings Inc.
5.50%                                            08/15/07                       285,000               295,650
Petrobras International Finance Co.
9.75%                                            07/06/11                       135,000               163,012
Petro-Canada
5.35%                                            07/15/33                       145,000               135,084
Petroleos Mexicanos
9.50%                                            09/15/27                       242,000               302,500
Pioneer Natural Resources Co.
6.50%                                            01/15/08                       345,000               369,369
Potomac Edison Co.
5.35%                                            11/15/14                       135,000               136,051 (b)
Principal Life Global Funding I
5.25%                                            01/15/13                       235,000               240,179 (b)
Procter & Gamble - ESOP (Series A)
9.36%                                            01/01/21                       475,000               632,484
Prudential Financial Inc.
4.10%                                            11/15/06                       270,000               272,957 (k)
PSI Energy Inc.
6.65%                                            06/15/06                       190,000               197,896
Public Service Co. of New Mexico
4.40%                                            09/15/08                       275,000               276,130
Puget Energy Inc.
3.36%                                            06/01/08                       170,000               166,927
Quest Diagnostics
6.75%                                            07/12/06                       195,000               203,947
Rabobank Capital Funding Trust
5.25%                                            12/29/49                       190,000               188,967 (b,i)
Raytheon Co.
4.85%                                            01/15/11                       190,000               194,592
6.40%                                            12/15/18                       180,000               198,445
RBS Capital Trust I
5.51%                                            09/29/49                       610,000               623,970 (i)
Reckson Operating Partnership LP
5.88%                                            08/15/14                       200,000               207,454
Royal Bank of Scotland Group PLC.
7.65%                                            08/31/49                        78,000                94,943 (i)
Safeco Corp.
4.20%                                            02/01/08                        95,000                96,017
SBC Communications Inc.
5.10%                                            09/15/14                       240,000               242,226
Shurgard Storage Centers Inc. (REIT)
5.88%                                            03/15/13                       100,000               103,342
Simon Property Group LP (REIT)
4.88%                                            08/15/10                       155,000               157,988 (b)
SLM Corp.
4.00%                                            01/15/09                       190,000               190,016
Southern California Edison Co.
8.00%                                            02/15/07                       185,000               201,425
Southwest Airlines Co.
5.25%                                            10/01/14                        95,000                95,434
Sprint Capital Corp.
4.78%                                            08/17/06                       455,000               463,721 (k)
6.13%                                            11/15/08                       470,000               504,126
6.90%                                            05/01/19                       160,000               178,645
8.38%                                            03/15/12                       255,000               310,850
8.75%                                            03/15/32                       340,000               452,379
State of Illinois
4.95%                                            06/01/23                       275,000               267,858
Telecom Italia Capital S.A. (Series B)
5.25%                                            11/15/13                       280,000               283,184
Telefonos de Mexico S.A. de C.V.
4.50%                                            11/19/08                       200,000               201,568
8.25%                                            01/26/06                       375,000               393,862
TELUS Corp.
7.50%                                            06/01/07                       310,000               336,883
The Walt Disney Co.
6.75%                                            03/30/06                       185,000               192,864
Time Warner Inc.
7.75%                                            06/15/05                       225,000               229,237
9.13%                                            01/15/13                       280,000               357,427
TuranAlem Finance BV
7.88%                                            06/02/10                       290,000               290,000 (b)
TXU Electric Delivery Co.
6.38%                                            05/01/12                       190,000               208,691
Tyco International Group S.A.
5.80%                                            08/01/06                       375,000               388,515
6.75%                                            02/15/11                       540,000               606,249
Tyson Foods Inc.
7.25%                                            10/01/06                       950,000             1,008,548
UBS Preferred Funding Trust I
8.62%                                            10/29/49                       185,000               223,681 (i)
Union Pacific Corp.
6.65%                                            01/15/11                       190,000               212,032
Union Planters Bank NA
5.13%                                            06/15/07                        30,000                31,063
Unisys Corp.
8.13%                                            06/01/06                       155,000               163,138
US Bank National Assoc.
2.85%                                            11/15/06                       315,000               311,935
Valero Energy Corp.
6.88%                                            04/15/12                        85,000                96,356
7.50%                                            04/15/32                        75,000                90,291
Verizon
6.50%                                            09/15/11                       180,000               197,695
Verizon Global Funding Corp.
7.75%                                            12/01/30 - 06/15/32            595,000               739,818
Verizon Pennsylvania Inc. (Series A)
5.65%                                            11/15/11                       370,000               389,347
Viacom Inc.
5.50%                                            05/15/33                       100,000                97,536
Wachovia Corp.
5.25%                                            08/01/14                       140,000               143,401
Washington Mutual Bank FA
5.13%                                            01/15/15                       185,000               183,625
Washington Mutual Inc.
5.63%                                            01/15/07                        25,000                26,016
WellPoint Inc.
4.25%                                            12/15/09                       225,000               225,319 (b)
Westar Energy Inc.
9.75%                                            05/01/07                       400,000               447,683
Weyerhaeuser Co.
6.00%                                            08/01/06                        25,000                26,036
6.13%                                            03/15/07                       322,000               339,610
6.75%                                            03/15/12                        65,000                73,320
Wisconsin Electric Power
3.50%                                            12/01/07                       225,000               224,110
Wisconsin Energy Corp.
5.88%                                            04/01/06                       105,000               108,331
Yara International ASA
5.25%                                            12/15/14                       200,000               201,272 (b)

TOTAL CORPORATE NOTES
(COST $53,706,113)                                                                                 54,306,458

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
Bear Stearns Commercial Mortgage Securities
3.88%                                            08/13/39                       549,000               544,579
4.17%                                            01/12/41                       200,000               201,621
4.68%                                            08/13/39                       499,000               498,529
6.02%                                            02/14/31                       258,000               276,584
Bear Stearns Commercial Mortgage Securities
(Class B)
6.20%                                            02/14/31                        34,000                37,060
CalSTRS Trust
4.13%                                            11/20/12                       522,000               526,398 (b)
Citicorp Mortgage Securities Inc.
6.13%                                            08/25/32                        90,320                90,128 (i)
Citicorp Mortgage Securities Inc. (Class B)
6.13%                                            08/25/32                       213,916               213,489 (i)
Crusade Global Trust (Class A)
2.70%                                            09/18/34                       468,816               469,774 (i,m)
CS First Boston Mortgage Securities Corp.
1.58%                                            03/15/35                     7,013,990               405,898 (b,i)
6.13%                                            04/15/37                     1,200,000             1,312,866
First Union-Lehman Brothers-Bank of America
6.56%                                            11/18/35                       289,000               310,388
GMAC Commercial Mortgage Securities Inc.
4.21%                                            12/10/41                       503,000               504,101 (i)
6.24%                                            12/10/41                    15,735,000               275,363 (b,d,i)
6.42%                                            05/15/35                     1,202,000             1,292,284
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.55%                                            12/10/41                       503,000               504,323 (i)
4.92%                                            12/10/41                       503,000               504,735 (i)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.03%                                            12/10/41                     7,502,000               255,965 (d,i)
Homeside Mortgage Securities Trust (Class A)
2.27%                                            01/20/27                       247,519               247,915 (i)
Impac CMB Trust
2.70%                                            08/25/32                       194,101               194,222 (i)
Impac CMB Trust (Class A)
2.80%                                            12/25/33                       612,561               612,441 (i)
Interstar Millennium Trust (Class A)
2.68%                                            03/14/36                       183,408               183,478 (i,m)
JP Morgan Chase Commercial Mortgage
Securities
Corp.
1.22%                                            01/12/39                     4,390,000               220,254 (b,i)
6.47%                                            11/15/35                       257,000               285,735
JP Morgan Chase Commercial Mortgage
Securities
Corp. (Class A)
4.92%                                            10/15/37                       332,000               336,307 (i)
LB-UBS Commercial Mortgage Trust
3.68%                                            07/15/37                    10,579,000               211,580 (b,d,i)
3.96%                                            03/15/34                     1,273,000                27,996 (b,d,i)
4.06%                                            09/15/27                       549,000               548,945 (i)
4.20%                                            12/15/29                       261,000               261,614
4.51%                                            12/15/29                       261,000               261,431
4.53%                                            01/15/36                     1,820,365               139,443 (b,d)
4.86%                                            12/15/39                       444,000               444,118 (i)
6.17%                                            04/15/37                     3,930,417                79,837 (b,d,i)
6.23%                                            03/15/26                        75,000                81,300
6.24%                                            01/15/36                     3,718,875               101,107 (b,d,i)
6.85%                                            12/15/39                     3,949,000                71,576 (b,d,i)
7.74%                                            09/15/37                     3,812,113                61,947 (b,d,i)
8.33%                                            03/15/36                     4,686,596               127,417 (b,d,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                            12/15/30                       175,000               191,624
6.65%                                            11/15/27                       806,000               902,469
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                            07/14/16                        65,000                72,719 (b)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
2.57%                                            10/15/17                     2,200,000             2,204,908 (b,i,m)
Master Alternative Loans Trust
5.00%                                            08/25/18                       328,086                37,679 (g)
6.50%                                            08/25/34 - 01/25/35            934,286               977,802
Morgan Stanley Capital I
5.11%                                            06/15/40                       175,000               178,809 (i)
7.11%                                            04/15/33                       245,000               273,494
Morgan Stanley Capital I (Class A)
4.66%                                            09/13/45                       363,000               361,066
4.97%                                            04/14/40                       367,000               371,190
Morgan Stanley Capital I (Class D)
6.92%                                            07/15/30                       155,000               173,095 (i)
Morgan Stanley Dean Witter Capital I
6.52%                                            10/15/35                     2,139,000                41,877 (b,d,i)
5.73%                                            04/15/34                     1,373,000                29,640 (b,d,i)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                            10/15/35                       320,000               355,148
6.54%                                            02/15/31                       440,000               474,214
Morgan Stanley Dean Witter Capital I
(Class X)
1.53%                                            02/01/31                     1,414,277                69,075 (b,i)
National RMBS Trust
2.62%                                            03/20/34                       458,309               458,217 (i,m)
Puma Finance Ltd. (Class A)
2.25%                                            10/11/34                       211,790               211,898 (i)
2.71%                                            03/25/34                       565,063               565,402 (i)
Residential Accredit Loans Inc.
2.72%                                            03/25/34                       327,959               327,423 (i,m)
Wachovia Bank Commercial Mortgage Trust
2.92%                                            03/15/15                       140,000               140,578 (b,i,m)
3.30%                                            03/15/15                       100,000               100,717 (b,i)

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $21,146,029)                                                                                 21,241,792

SOVEREIGN BONDS - 0.8%
Government of Bahamas
6.63%                                            05/15/33                       210,000               238,952 (b)
Government of Russia
5.00%                                            03/31/30                       230,000               236,900 (b,k)
Government of Mexico
6.75%                                            09/27/34                       405,000               398,520
Ontario Electricity Financial Corp.
7.45%                                            03/31/13                        35,000                42,534
Province of British Columbia
4.63%                                            10/03/06                        68,000                69,651
Province of Manitoba Canada
4.25%                                            11/20/06                       179,000               182,278
Province of New Brunswick
3.50%                                            10/23/07                       230,000               230,279
Province of Ontario
3.50%                                            09/17/07                       235,000               235,034
5.13%                                            07/17/12                       235,000               247,556

TOTAL SOVEREIGN BONDS
(COST $1,836,629)                                                                                   1,881,704

TOTAL BONDS AND NOTES
 (COST $256,266,014)                                                                              256,002,933


                                                                              NUMBER OF
                                                                               SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
-----------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                      315              $320,040 (b,i)
(COST $325,238)

-----------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-----------------------------------------------------------------------------------------------------------------------

U S Treasury Notes 5 Yr. Futures                                                 84,000                17,063
(COST $65,877)

TOTAL INVESTMENT IN SECURITIES
 (COST $256,657,129)                                                                              256,340,036

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 26.2%
-----------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund                                               51,650,230            51,650,230 (l,m)


                                                                             PRINCIPAL
                                                                              AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 4.3%
Deutsche Bank AG
2.32%                                            01/05/05                    $1,210,000            $1,209,688
Morgan Stanley Dean Witter
2.20%                                            01/03/05                     9,000,000             8,998,900

TOTAL COMMERCIAL PAPER
 (COST $10,208,588)                                                                                10,208,588

TOTAL SHORT-TERM INVESTMENTS
 (COST $61,858,818)                                                                                61,858,818

TOTAL INVESTMENTS
 (COST $318,515,877)                                                                              318,198,854

LIABILITIES IN EXCESS OF OTHER ASSETS, NET                                                        (81,949,644)
(34.7)%

                                                                                                 -------------
NET ASSETS - 100.0%                                                                              $236,249,210
                                                                                                 =============


-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The Income Fund had the following written option contracts open at December 31, 2004:

                                                                           EXPIRATION
                                                                          DATE/STRIKE      NUMBER OF
CALL OPTIONS                                                                  PRICE        CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes 5 Yr. Futures
 (Written Option Premium $33,873)                                            Jan 05/          84            $(35,438)
                                                                             109.50


                                                                          EXPIRATION
                                                                          DATE/STRIKE      NUMBER OF
PUT OPTIONS                                                                  PRICE        CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes 5 Yr. Futures
 (Written Option Premium $31,248)                                           Jan 05/           84            $(3,938)
                                                                             108.00


The Income Fund had the following long futures contracts open at December 31,
2004:
                                                                                                               UNREALIZED
                                                                            NUMBER OF         CURRENT         APPRECIATION/
DESCRIPTION                                              EXPIRATION DATE    CONTRACTS      NOTIONAL VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                        December  2005      30             $7,233,000        $(10,590)
Euro Dollar Futures                                        December  2007      30              7,176,750          (4,590)
U.S.Treasury Notes 5 Yr. Futures                              March  2005      91              9,967,344          51,886
                                                                                                                --------
                                                                                                                $ 36,706
                                                                                                                --------

The Income Fund had the following short futures contracts open at December 31,
2004:
                                                                             NUMBER OF        CURRENT        UNREALIZED
DESCRIPTION                                          EXPIRATION DATE         CONTRACTS    NOTIONAL VALUE    APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                   December  2006             60        $(14,405,250)       $14,820
U.S.Treasury Notes 10 Yr. Futures                       March  2005              34          (3,805,875)         6,617
                                                                                                               -------
                                                                                                               $21,437
                                                                                                               -------


                                 INSTITUTIONAL
               NOTES TO SCHEDULES OF INVESTMENTS December 31, 2004
--------------------------------------------------------------------------------

(a)     Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $3,796,949, $716,675 and $14,529,174 or 0.64%, 0.49% and
        6.15% of net assets for the International Equity, Strategic Investment and Income Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)     Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2004.

(j)     All or a portion of security out on loan.

(k)     Step coupon bond. Security become interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) All or a portion of the security purchased with collateral from securities lending.

(n)     Treasury Inflated Securities.

(o) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.


*     Less than 0.01%.


Abbreviations:

ADR     American Depositary Receipt

FDR     Finnish Depositary Receipt

GDR     Global Depositary Receipt

REGD.   Registered

REIT    Real Estate Investment Trust

REMIC   Real Estate Mortgage Investment Conduit

SDR     Swedish Depositary Receipt

SPDR    Standard and Poors Depository Receipt

STRIPS  Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  March 01, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  March 01, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Institutional Funds

Date:  March 01, 2005